UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT
OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number:	811-4571

Name of Registrant:	Vanguard Pennsylvania Tax-Free Funds

Address of Registrant:	P.O. Box 2600 Valley Forge, PA 19482

Name and address of agent for service:	R. Gregory Barton, Esquire P.O. Box 876 Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end:	November 30

Date of reporting period:	December 1, 2004–May 31, 2005

Item 1:	Reports to Shareholders

Vanguard® Pennsylvania Tax-Exempt Funds
May 31, 2005

CONTENTS
1	CHAIRMAN'S LETTER
6	ADVISOR'S REPORT
9	FUND PROFILES
11	GLOSSARY OF INVESTMENT TERMS
12	PERFORMANCE SUMMARIES
14	FINANCIAL STATEMENTS
40	ABOUT YOUR FUND'S EXPENSES
42	ADVISORY AGREEMENT
43	ADVANTAGES OF VANGUARD.COM

SUMMARY
•	The Vanguard Pennsylvania Tax-Exempt Funds provided respectable returns in a bond-market environment that featured unusual variations in yield at the short and long ends of the maturity spectrum.
•	The Long-Term Tax-Exempt Fund matched the peer group’s average return, and the Tax-Exempt Money Market Fund exceeded it.
•	The yield of the Tax-Exempt Money Market Fund rose significantly; the yield of the Long-Term Tax-Exempt Fund rose only slightly.

VANGUARD’S PLEDGE TO CLIENTS

We recognize that your relationship with Vanguard rests on the twin pillars of trust and excellence, each of which is built upon the character of our people. Our Pledge to Clients reflects our ongoing efforts to deserve your trust and to continually improve so that we can offer you excellence in all that we do.

We will:
•	Put your interests first at all times.
•	Continually seek to earn your trust by adhering to the highest standards of ethical behavior and fiduciary responsibility.
•	Strive to be the highest-value provider of investment services, which means outstanding investment performance and service, both at the lowest possible cost.
•	Communicate candidly not only about the rewards of investing but also about the risks and costs.
•	Maintain highly effective controls to safeguard your assets and protect your confidential information.
•	Invest a majority of our personal assets alongside yours.

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the cover of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.

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CHAIRMAN’S LETTER

Dear Shareholder,

During the first six months of our 2005 fiscal year, bond yields at the short end of the maturity spectrum moved sharply higher, while yields at the longer end decreased. With this backdrop, Vanguard Pennsylvania Long-Term Tax-Exempt Fund produced a 3.3% return, in line with the average return for peer funds. Vanguard Pennsylvania Tax-Exempt Money Market Fund returned 1.0%, outpacing the peer-group average.

The table on page 2 presents the six-month total returns of the Pennsylvania Tax-Exempt Funds and their comparative standards. We also show the funds’ SEC yields and taxable-equivalent yields as of May 31. The taxable-equivalent yields can be helpful in comparing the funds’ yields with those of fully taxable fixed income funds.

Please see the table on page 5 for details of the funds’ starting and ending net asset values, as well as per-share distributions during the period.

IN THE TAXABLE BOND MARKET, RETURNS WERE MODEST

The Lehman Brothers Aggregate Bond Index, which reflects the performance of the taxable investment-grade bond market, gained a modest 2.9% during the six-month period. On balance, corporate issues trailed U.S. government and municipal issues.

The Federal Reserve Board continued its campaign to short-circuit any surge in inflation by raising its target for the federal funds rate four times during the period. The Fed’s last move, in early May, brought the target rate to 3.00%—a full percentage point higher than its level at the start of the six-month period. Paralleling the Fed’s actions, the yield of the 3-month U.S. Treasury bill increased, closing the period at 2.94%. A year ago, the 3-month bill yielded 1.06%. The T-bill yield serves as a good proxy for taxable money market rates.

Total Returns	Six Months Ended May 31, 2005

Vanguard Pennsylvania Tax-Exempt
Money Market Fund	1.0%
SEC 7-Day Annualized Yield: 2.72%
Taxable-Equivalent Yield: 4.32%*
Average Pennsylvania Tax-Exempt
Money Market Fund**	0.8

Vanguard Pennsylvania
Long-Term Tax-Exempt Fund
Investor Shares	3.3%
SEC 30-Day Annualized Yield: 3.52%
Taxable-Equivalent Yield: 5.59%*
Admiral Shares	3.3
SEC 30-Day Annualized Yield: 3.60%
Taxable-Equivalent Yield: 5.71%*
Lehman 10 Year Municipal Bond Index	3.1
Average Pennsylvania Municipal Debt Fund**	3.3
Lehman Municipal Bond Index	3.5

*	This calculation, which assumes a typical itemized tax return, is based on the maximum federal income tax rate of 35% and the maximum Pennsylvania income tax rate. Local taxes were not considered. Please see the prospectus for a detailed explanation of the calculation.
**	Derived from data provided by Lipper Inc.

Despite the continued rise in short-term interest rates, longer-term rates declined. The yield of the 10-year Treasury note, watched closely by many investors, finished the period at 3.98%, 37 basis points (0.37 percentage point) below its level on November 30, 2004. The yield of the 30-year Treasury bond fell 68 basis points to 4.32%.

THE BUMPY RIDE FOR STOCKS CONTINUED

While U.S. stocks rallied in December, February, and then again in May, the market was unable to sustain any strong advance. On balance, the six-month period seemed to be a case study in the impossibility of predicting the stock market’s near-term performance.

Although the U.S. economy grew during the half-year, concern about the expansion’s durability seemed to underlie the market’s fragility. Persistent worries over high oil prices and other inflationary influences continued to unnerve investors, with every piece of good news seemingly followed by a high-profile disappointment.

The broad stock market, as measured by the Dow Jones Wilshire 5000 Composite Index, returned a modest 2.7% for the six months. In a reversal of recent trends, large-capitalization stocks outperformed the market’s smaller companies in the period. As has been the case for much of the past five years, value stocks outpaced growth issues. Overall, the performance of international stocks mirrored that of their U.S. counterparts.

Admiral™ Shares
A lower-cost class of shares available to many longtime shareholders and to those with significant investments in the fund.

THE FUNDS MET THEIR OBJECTIVES IN AN UNUSUAL RATE ENVIRONMENT

As was the case for the taxable bond market, performance in the broad municipal bond market differed markedly by maturity range during the fiscal half-year. While the yields of shorter-term securities rose substantially, those of longer-term securities fell. As you would expect, this divergence was reflected in the performances of the Pennsylvania Tax-Exempt Money Market Fund and the Pennsylvania Long-Term Tax-Exempt Fund.

The Long-Term Tax-Exempt Fund’s portfolio of short-, intermediate-, and long-term securities put it in position to deliver the unusual combination of a modestly higher yield and a small capital return. During the six months, the sharp rise in the yields of the portfolio’s shorter-term securities helped boost the annualized yield of the Investor Shares by 0.06 percentage point to 3.52%. (The yield of the Admiral Shares rose by 0.09 percentage point to 3.60%.) At the same time, the portfolio’s longer-term securities experienced the price appreciation produced by declining long-term rates.

Market Barometer	Total Returns Periods Ended May 31, 2005
	Six Months	One Year	Five Years*

Bonds
Lehman Aggregate Bond Index	2.9%	6.8%	7.7%
(Broad taxable market)
Lehman Municipal Bond Index	3.5	8.0	7.3
Citigroup 3-Month Treasury Bill Index	1.2	1.9	2.5

Stocks
Russell 1000 Index (Large-caps)	3.3%	9.4%	-1.5%
Russell 2000 Index (Small-caps)	-2.1	9.8	6.7
Dow Jones Wilshire 5000 Index	2.7	9.7	-0.6
(Entire market)
MSCI All Country World Index
ex USA (International)	2.7	17.4	1.2

CPI
Consumer Price Index	1.8%	2.8%	2.5%

*Annualized

Of the fund’s 3.3% total return, 1.0 percentage point came from capital appreciation and 2.3 percentage points from income. (It’s worth noting that a bond fund’s semiannual return includes just a half-year’s worth of interest income but reflects the full impact of any price changes resulting from interest rate trends.) During the six months, the fund’s advisor, Vanguard Fixed Income Group, modestly reduced the fund’s sensitivity to interest-rate changes by lowering its average duration. This positioning was a slight drawback during the period but should offer a measure of protection against future rate increases.

The Tax-Exempt Money Market Fund’s yield climbed steadily during the period, thanks to the Federal Reserve’s boosting of short-term interest rates. At the start of the period, the fund yielded 1.57%; by the end, its yield was 2.72%. The fund maintained a net asset value of $1 per share (as is expected, but not guaranteed) and exceeded the average return for its peer group. The advisor kept the portfolio’s average weighted maturity on the low side during the period, allowing the fund to accelerate the replacement of maturing investments in its portfolio with higher-yielding securities as market rates rose.

Annualized Expense Ratios:*
Your fund compared with its peer group
Pennsylvania Tax-Exempt Fund	Investor Shares	Admiral Shares	Peer Group

Money Market	0.13%	—	0.65%
Long-Term	0.16	0.09%	1.20

*	Fund expense ratios reflect the six months ended May 31, 2005. Peer groups are: for the Pennsylvania Tax-Exempt Money Market Fund, the Average Pennsylvania Tax-Exempt Money Market Fund; for the Pennsylvania Long-Term Tax-Exempt Fund, the Average Pennsylvania Municipal Debt Fund. Peer group expense ratios are derived from data provided by Lipper Inc. and capture information through year-end 2004.

As you can see in the Performance Summaries starting on page 12, both funds have achieved commendable long-term performance records. This is a tribute to the investment management talents of Vanguard Fixed Income Group. It also underscores the value of the funds’ extremely low operating expenses. These low costs are key as the advisor strives to deliver competitive returns without taking undue risks, such as holding lower-quality securities. The table above summarizes the expense ratios for the Pennsylvania Tax-Exempt Funds and their peers.

For more information about the environment in which the funds operated over the past six months, please see the Advisor’s Report on page 6.

IN INVESTING, KEEP YOUR FOCUS ON THE LONG RUN

Some investors expend much time and energy searching for the “hottest,” best-performing sectors, styles, and funds. Over the years, Vanguard has repeatedly counseled investors to tune out the markets’ “noise,” maintain focus, and stick to a diversified, long-term investment plan. A carefully crafted plan, grounded in the principles of diversification and balance, never goes out of fashion. For investors in high income tax brackets, the Pennsylvania Tax-Exempt Funds can serve as valuable components of a tax-conscious investment portfolio.

If you are interested in fine-tuning your investment plan, or would like to explore a vast array of educational material useful to both beginning and seasoned investors, I encourage you to visit Vanguard.com. Our website also provides many interactive tools that you might find useful.

Thank you for your continued confidence in Vanguard.

Sincerely,

John J. Brennan

CHAIRMAN AND CHIEF EXECUTIVE OFFICER

JUNE 14, 2005

Your Fund's Performance at a Glance		November 30, 2004-May 31, 2005
			Distributions Per Share
Pennsylvania Tax-Exempt Fund	Starting Share Price	Ending Share Price	Income Dividends	Capital Gains

Money Market	$1.00	$1.00	$0.010	$0.000
Long-Term
Investor Shares	11.53	11.60	0.261	0.045
Admiral Shares	11.53	11.60	0.265	0.045

ADVISOR’S REPORT

During the first half of the 2005 fiscal year, the Pennsylvania Tax-Exempt Money Market Fund returned 1.0%, and the Pennsylvania Long-Term Tax-Exempt Fund returned 3.3%.

THE INVESTMENT ENVIRONMENT

Over the six months ended May 31, the U.S. investment environment was characterized by brisk economic expansion, an improving labor market, and a modest acceleration in the inflation rate. The most significant influence on the fixed income market was the Federal Reserve Board’s continued hikes in interest rates. From the beginning of December to the end of May, the Fed increased its target for the federal funds rate by a full percentage point, to 3.00%.

Fed officials stated that even after the tightening, “the stance of monetary policy remains accommodative.” So far, the Fed’s slow-but-steady increases—intended to ward off any acceleration in inflation—have been seen as a logical response to a generally favorable economic picture marked by a few patches of weakness. For example, although the inflation-adjusted gross domestic product grew at a respectable 3.8% annual rate in the first calendar quarter and job growth accelerated, the Fed voiced concern in early May about a slowdown in consumer spending, most likely a result of higher energy prices, and about signs of inflationary pressure. Nonetheless, Fed officials maintained longer-term expectations of low and stable inflation.

Investment Philosophy
The advisor believes that each fund, while operating within stated maturity and stringent quality targets, can achieve a high level of current income that is exempt from federal and Pennsylvania income taxes by investing in high-quality securities issued by Pennsylvania state, county, and municipal governments.

As the fiscal half-year ended, the Fed had not signaled any imminent change in its monetary strategy, and some analysts believed that the central bank would continue to boost short-term rates at a “measured pace” of 25-basis-point increments.

THE YIELD CURVE FLATTENED

During the past six months, the yields of shorter-term municipal bonds increased, while those of longer-term securities declined (see table), a dynamic described as a flattening of the yield curve. Treasury yields followed a similar pattern, though with more modest increases in short-term bond yields and sharper declines for long-term Treasury yields. As these differences suggest, longer-term Treasury securities outperformed their municipal counterparts during the six months.

Yields of Municipal Bonds (AAA-Rated General-Obligation Issues)
Maturity	Nov. 30, 2004	May 31, 2005	Change (basis points)

2 years	2.19%	2.76%	+57
5 years	2.85	3.01	+16
10 years	3.66	3.49	-17
30 years	4.76	4.26	-50

Source: The Vanguard Group.

State and local treasurers have taken advantage of persistently low long-term interest rates to refinance existing debt on more favorable terms. During the first half of the funds’ fiscal year, the rate of municipal bond issuance increased by 7.6% over the same period a year earlier, with much of the volume driven by such refunding. Pennsylvania issued $9.9 billion in new securities, a 59.6% increase from its rate of issuance during the year-earlier period.

MANAGEMENT OF THE FUNDS

The six-month performance of the Vanguard Pennsylvania Tax-Exempt Funds was consistent with the returns available in each fund’s market segment. The Long-Term Tax-Exempt Fund matched the average return of its peer group, while the Tax-Exempt Money Market Fund surpassed its peer-group average. We adhered to our longstanding strategy, investing the funds’ assets in higher-quality securities.

During the half-year, we slightly reduced the Long-Term Fund’s sensitivity to interest-rate risk. This positioning worked against us a bit during the period, but it can be expected to provide some protection from any rebound in interest rates. We kept the Money Market Fund’s average weighted maturity relatively low, which allows us to redeploy assets more rapidly in higher-yielding securities as interest rates rise.

Historically, our ability to take a conservative approach to fund management while still delivering competitive long-term returns has been based largely on the cost advantage we have enjoyed relative to peer funds. In the current market environment, the value of low costs is starkly clear. Yields remain low, and even seemingly small differences in expense ratios can consume a large proportion of the return available to shareholders.

Christopher M. Ryon, PRINCIPAL
Pamela Wisehaupt Tynan, PRINCIPAL
Kathryn T. Allen, PRINCIPAL
John M. Carbone, PRINCIPAL

VANGUARD FIXED INCOME GROUP

JUNE 10, 2005

As of 5/31/2005	FUND PROFILES
These Profiles provide snapshots of each fund's characteristics, compared where indicated with both an appropriate market index and a broad market index. Key terms are defined on page 11.

PENNSYLVANIA TAX-EXEMPT MONEY MARKET FUND

Financial Attributes

Yield	2.7%
Average Weighted Maturity	25days
Average Quality*	MIG-1
Expense Ratio	0.13%**

Distribution by Credit Quality (% of portfolio)

MIG-1/A-1+/SP-1+/F-1+	77%
P-1/A-1/SP-1/F-1	18
AAA/AA	4
A	1

Total	100%

Ratings: Moody's Investors Service, Standard & Poor's, Fitch.

*	Moody's Investors Service.	Visit our website at Vanguard.com
**	Annualized.	for regularly updated fund information.

FUND PROFILES (CONTINUED)

PENNSYLVANIA LONG-TERM TAX-EXEMPT FUND

Financial Attributes
Fund		Comparative Index*	Broad Index**

Number of Issues	385	6,353	35,347
Yield		—	—
Investor Shares	3.5%
Admiral Shares	3.6%
Yield to Maturity	3.5%†	3.5%	3.7%
Average Coupon	4.9%	5.1%	5.1%
Average Effective Maturity	7.0 years	7.3 years	6.4 years
Average Quality	AAA	AA+	AA+
Average Duration	5.6 years	5.9 years	5.2 years
Expense Ratio		—	—
Investor Shares	0.16%††
Admiral Shares	0.09%††
Short-Term Reserves	4%	—	—

Volatility Measures
	Fund	Comparative Index*	Fund	Broad Index**

R-Squared	0.99	1.00	0.98	1.00
Beta	0.93	1.00	1.09	1.00

Distribution by Maturity (% of portfolio)
Under 1 Year	7%
1-5 Years	26
5-10 Years	46
10-20 Years	19
20-30 Years	2

Total	100%

Distribution by Credit Quality (% of portfolio)
AAA	86%
AA	7
A	4
BBB	3

Total	100%

Investment Focus

*	Lehman 10 Year Municipal Bond Index.
**	Lehman Municipal Bond Index.
†	Before expenses.	Visit our website at Vanguard.com
††	Annualized.	for regularly updated fund information.

GLOSSARY OF INVESTMENT TERMS

Average Coupon. The average interest rate paid on the fixed income securities held by a fund. It is expressed as a percentage of face value.

Average Duration. An estimate of how much the value of the bonds held by a fund will fluctuate in response to a change in interest rates. To see how the value could change, multiply the average duration by the change in rates. If interest rates rise by 1 percentage point, the value of the bonds in a fund with an average duration of five years would decline by about 5%. If rates decrease by a percentage point, the value would rise by 5%.

Average Effective Maturity. The average length of time until fixed income securities held by a fund reach maturity and are repaid, taking into consideration the possibility that the issuer may call the bond before its maturity date. The figure reflects the proportion of fund assets represented by each security; it also reflects any futures contracts held. In general, the longer the average effective maturity, the more a fund’s share price will fluctuate in response to changes in market interest rates.

Average Quality. An indicator of credit risk, this figure is the average of the ratings assigned to a fund’s holdings by credit-rating agencies. The agencies make their judgment after appraising an issuer’s ability to meet its obligations. Quality is graded on a scale, with AAA indicating the most creditworthy bond issuers and MIG-1, A-1+, SP-1+, and F-1+ indicating the most creditworthy issuers of money market securities.

Average Weighted Maturity. The average length of time until fixed income securities held by a fund reach maturity and are repaid. The figure reflects the proportion of fund assets represented by each security.

Beta. A measure of the magnitude of a fund’s past share-price fluctuations in relation to the ups and downs of a given market index. The index is assigned a beta of 1.00. Compared with a given index, a fund with a beta of 1.20 typically would have seen its share price rise or fall by 12% when the index rose or fell by 10%. A fund’s beta should be reviewed in conjunction with its R-squared (see definition below). The lower the R-squared, the less correlation there is between the fund and the index, and the less reliable beta is as an indicator of volatility.

Expense Ratio. The percentage of a fund’s average net assets used to pay its annual administrative and advisory expenses. These expenses directly reduce returns to investors.

R-Squared. A measure of how much of a fund’s past returns can be explained by the returns from the market in general, as measured by a given index. If a fund’s total returns were precisely synchronized with an index’s returns, its R-squared would be 1.00. If the fund’s returns bore no relationship to the index’s returns, its R-squared would be 0.

Short-Term Reserves. The percentage of a fund invested in highly liquid, short-term securities that can be readily converted to cash.

Yield. A snapshot of a fund’s interest income. The yield, expressed as a percentage of the fund’s net asset value, is based on income earned over the past 30 days (7 days for money market funds) and is annualized, or projected forward for the coming year.

Yield to Maturity. The rate of return an investor would receive if the fixed income securities held by a fund were held to their maturity dates.

As of 5/31/2005	PERFORMANCE SUMMARIES
All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the funds. (For performance data current to the most recent month-end, which may be higher or lower than that cited, visit our website at www.vanguard.com.) An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Pennsylvania Tax-Exempt Money Market Fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the fund. The annualized yield shown for this fund reflects current earnings more closely than do the average annual returns. For bond funds, both investment returns and principal value can fluctuate widely, so an investor's shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

PENNSYLVANIA TAX-EXEMPT MONEY MARKET FUND

Fiscal-Year Total Returns (%) November 30, 1994-May 31, 2005
	Pennsylvania Tax-Exempt Money Market Fund	Average Fund*		Pennsylvania Tax-Exempt Money Market Fund	Average Fund*
Fiscal Year	Total Return	Total Return	Fiscal Year	Total Return	Total Return

1995	3.7%	3.5%	2001	2.9%	2.5%
1996	3.4	3.1	2002	1.3	1.0
1997	3.5	3.2	2003	0.9	0.6
1998	3.3	3.0	2004	1.0	0.6
1999	3.1	2.7	2005	1.0	0.8
2000	3.9	3.6

*	Returns for the Average Pennsylvania Tax-Exempt Money	SEC 7-Day Annualized Yield (5/31/2005): 2.72%
Market Fund are derived from data provided by Lipper Inc.
**	Six months ended May 31, 2005.
Note: See Financial Highlights table on page 35 for dividend information.

Average Annual Total Returns for periods ended March 31, 2005

This table presents average annual total returns through the latest calendar quarter—rather than through the end of the fiscal period. Securities and Exchange Commission rules require that we provide this information.

		One	Five	Ten Years
Inception Date		Year	Years	Capital	Income	Total

Pennsylvania Tax-Exempt
Money Market Fund	6/13/1988	1.33%	1.89%	0.00%	2.63%	2.63%

PENNSYLVANIA LONG-TERM TAX-EXEMPT FUND
Fiscal-Year Total Returns (%) November 30, 1994-May 31, 2005
	Pennsylvania Long-Term Tax-Exempt Fund Investor Shares			Lehman*		Pennsylvania Long-Term Tax-Exempt Fund Investor Shares			Lehman*
Fiscal Year	Capital Return	Income Return	Total Return	Total Return	Fiscal Year	Capital Return	Income Return	Total Return	Total Return

1995	12.0%	6.5%	18.5%	18.6%	2001	3.5%	5.3%	8.8%	8.2%
1996	0.2	5.6	5.8	5.7	2002	1.5	5.0	6.5	6.7
1997	0.7	5.5	6.2	7.1	2003	2.7	4.6	7.3	6.9
1998	2.1	5.5	7.6	8.1	2004	-1.3	4.6	3.3	4.0
1999	-6.7	5.0	-1.7	-0.4	2005	1.0	2.3	3.3	3.1
2000	3.1	5.8	8.9	7.7

*	Lehman 10 Year Municipal Bond Index.
**	Six months ended May 31, 2005.
Note: See Financial Highlights tables on page 36 for dividend and capital gains information.

Average Annual Total Returns for periods ended March 31, 2005

This table presents average annual total returns through the latest calendar quarter—rather than through the end of the fiscal period. Securities and Exchange Commission rules require that we provide this information.

		One	Five	Ten Years
Inception Date		Year	Years	Capital	Income	Total

Pennsylvania Long-Term Tax-Exempt Fund
Investor Shares	4/7/1986	1.85%	6.48%	0.81%	5.23%	6.04%
Admiral Shares	5/14/2001	1.90	5.78*	—	—	—

*Return since inception

As of 5/31/2005	FINANCIAL STATEMENTS (UNAUDITED)

STATEMENT OF NET ASSETS

This Statement provides a detailed list of each fund’s municipal bond holdings, including each security’s market value on the last day of the reporting period and information on credit enhancements (insurance or letters of credit). Other assets are added to, and liabilities are subtracted from, the value of Total Municipal Bonds to calculate the fund’s Net Assets. Finally, Net Assets are divided by the outstanding shares of the fund to arrive at its share price, or Net Asset Value (NAV) Per Share. At the end of the Statement of Net Assets, you will find a table displaying the composition of the fund’s net assets. Undistributed Net Investment Income is usually zero because the fund distributes its net income to shareholders as a dividend each day. Any realized gains must be distributed annually, so the bulk of net assets consists of Paid-in Capital (money invested by shareholders). The balance shown for Accumulated Net Realized Gains usually approximates the amount available to distribute to shareholders as taxable capital gains as of the statement date, but may differ because certain investments or transactions may be treated differently for financial statement and tax purposes. Any Accumulated Net Realized Losses, and any cumulative excess of distributions over net realized gains, will appear as negative balances. Unrealized Appreciation (Depreciation) is the difference between the value of the fund’s investments and their cost, and reflects the gains (losses) that would be realized if the fund were to sell all of its investments at their statement-date values. Each fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at www.sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

Pennsylvania Tax-Exempt Money Market Fund	Coupon	Maturity Date		Face Amount (000)	Market Value^ (000)

MUNICIPAL BONDS (98.5%)

Allegheny County PA Higher Educ. Auth. Rev.
(Washington & Jefferson College) VRDO	3.050%	6/7/2005	LOC	$10,180	$10,180
Allegheny County PA Higher Educ. Building Auth.
(Carnegie Mellon Univ.) VRDO	2.900%	6/1/2005		64,250	64,250
Allegheny County PA Hosp. Dev. Auth. Rev.
(Presbyterian Univ. Health System) VRDO	2.960%	6/7/2005	(1)	12,445	12,445
Allegheny County PA Hosp. Dev. Auth. Rev.
(Presbyterian Univ. Health System) VRDO	2.960%	6/7/2005	LOC	7,920	7,920
Allegheny County PA Hosp. Dev. Auth. Rev.
(Presbyterian Univ. Health System) VRDO	2.960%	6/7/2005	(1)	13,500	13,500
Allegheny County PA Hosp. Dev. Auth. Rev.
(Univ. of Pittsburgh Medical Center) TOB VRDO	2.980%	6/7/2005	(1)*	4,995	4,995
Allegheny County PA IDA Rev.
(Carnegie Museum of Pittsburgh) VRDO	3.000%	6/7/2005	LOC	4,000	4,000
Allegheny County PA IDA Rev.
(Western PA School for Blind Children) PUT	1.700%	7/1/2005		10,000	10,000
Allegheny County PA Sanitation Auth. Sewer Rev.
TOB VRDO	2.990%	6/7/2005	(1)*	30,005	30,005

	Coupon	Maturity Date		Face Amount (000)	Market Value^ (000)

Berks County PA GO VRDO	2.940%	6/7/2005	(1)	$14,000	$14,000
Berks County PA IDA (Lutheran Health Care) VRDO	2.970%	6/7/2005	(2)	16,800	16,800
Bethlehem PA Area School Dist. GO TOB VRDO	2.970%	6/7/2005	(3)*	19,800	19,800
Bucks County PA TRAN	3.500%	12/30/2005		35,000	35,281
Central Bucks PA School Dist. VRDO	3.010%	6/7/2005	(3)	11,655	11,655
Chester County PA Health & Educ. Fac. Auth. Rev.
(Jefferson Health System) VRDO	2.910%	6/7/2005		20,000	20,000
Chester County PA Health & Educ. Fac. Auth. Rev.
(Jefferson Health System) VRDO	2.960%	6/7/2005		26,070	26,070
Chester County PA IDA Student Housing Rev. VRDO	3.020%	6/7/2005	LOC	12,000	12,000
Cumberland County PA Muni. Auth. College Rev.
(Dickinson College) PUT	2.000%	11/1/2005	LOC	12,675	12,675
Dallastown Area School Dist. York County PA GO VRDO	3.010%	6/7/2005	(3)	20,590	20,590
Daniel Boone PA Area School Dist. GO VRDO	2.970%	6/7/2005	(2)	9,990	9,990
Dauphin County PA General Auth. Hosp. Rev.
(Reading Hosp. & Medical Center) VRDO	2.950%	6/7/2005		10,725	10,725
Delaware County PA Hosp. Auth. Rev.
(Crozer-Chester Medical Center) VRDO	2.970%	6/7/2005	LOC	17,370	17,370
Delaware County PA Hosp. Auth. Rev.
(Crozer-Chester Medical Center) VRDO	3.080%	6/7/2005	LOC	4,300	4,300
Delaware County PA IDA Airport Fac.
(United Parcel Service) VRDO	2.810%	6/1/2005		10,355	10,355
Delaware County PA IDA PCR
(BP Exploration & Oil) VRDO	2.970%	6/1/2005		10,750	10,750
Delaware County PA IDA PCR
(BP Exploration & Oil) VRDO	2.970%	6/1/2005		20,300	20,300
Delaware County PA IDA PCR (PECO) CP	2.350%	6/9/2005	LOC	15,500	15,500
Delaware County PA IDA Refunding Resource
Recovery Fac. (General Electric Capital Corp.) VRDO	2.940%	6/7/2005		42,600	42,600
Delaware County PA IDA Refunding Resource
Recovery Fac. (General Electric Capital Corp.) VRDO	2.940%	6/7/2005		8,235	8,235
Delaware County PA IDA Refunding Resource
Recovery Fac. (General Electric Capital Corp.) VRDO	2.940%	6/7/2005		8,595	8,595
Delaware County PA IDA Refunding Resource
Recovery Fac. (General Electric Capital Corp.) VRDO	2.940%	6/7/2005		8,375	8,375
Delaware County PA IDA Solid Waste Rev.
(Scott Paper Co.) VRDO	2.980%	6/7/2005		8,700	8,700
Delaware County PA IDA Solid Waste Rev.
(Scott Paper Co.) VRDO	2.980%	6/7/2005		10,000	10,000
Delaware County PA IDA Solid Waste Rev.
(Scott Paper Co.) VRDO	2.980%	6/7/2005		23,005	23,005
Delaware County PA IDA Solid Waste Rev.
(Scott Paper Co.) VRDO	2.980%	6/7/2005		17,000	17,000
Delaware County PA IDA Solid Waste Rev.
(Scott Paper Co.) VRDO	2.980%	6/7/2005		17,600	17,600
Franklin County PA IDA Healthcare Rev.
(Chambersburg Hosp.) VRDO	3.060%	6/7/2005	(2)	6,400	6,400
Geisinger Health System Auth. of Pennsylvania Rev.
(Penn State Geisinger Health System) VRDO	2.970%	6/1/2005		12,050	12,050
Geisinger Health System Auth. of Pennsylvania Rev.
(Penn State Geisinger Health System) VRDO	2.980%	6/1/2005		15,200	15,200

Pennsylvania Tax-Exempt Money Market Fund	Coupon	Maturity Date		Face Amount (000)	Market Value^ (000)

Hamburg PA Area School Dist. GO VRDO	2.980%	6/7/2005	(4)	$17,000	$17,000
Indiana County PA IDA (Exelon Generation) VRDO	2.940%	6/7/2005	LOC	8,890	8,890
Lehigh County PA General Purpose Hosp. Auth. Rev.
(St. Luke's Hosp.) VRDO	2.930%	6/1/2005	LOC	10,045	10,045
Manheim Township PA School Dist. VRDO	3.010%	6/7/2005	(4)	9,000	9,000
Mercersburg Borough PA General Purpose Auth.
(Mercersburg College) VRDO	2.970%	6/7/2005	LOC	7,700	7,700
Mercersburg Borough PA General Purpose Auth.
(Mercersburg College) VRDO	2.970%	6/7/2005	LOC	9,415	9,415
Montgomery County PA IDA PCR
(Exelon Generation Co.) CP	2.750%	8/10/2005	LOC	37,800	37,800
Montgomery County PA IDA PCR
(Exelon Generation Co.) CP	2.800%	8/10/2005	LOC	5,000	5,000
Northampton County PA General Purpose Auth. Univ. Rev.
(Lafayette College)	3.000%	11/21/2005		9,000	9,042
Northampton County PA General Purpose Auth. Univ. Rev.
(Lehigh Univ.) VRDO	2.930%	6/7/2005		21,780	21,780
Northampton County PA General Purpose Auth. Univ. Rev.
(Lehigh Univ.) VRDO	2.930%	6/7/2005		20,110	20,110
Northampton County PA General Purpose Auth. Univ. Rev.
(Lehigh Univ.) VRDO	3.060%	6/7/2005		26,600	26,600
Northampton County PA Higher Educ. Auth. Rev.
(Lehigh Univ.) VRDO	2.930%	6/7/2005		12,085	12,085
Northeastern PA Hosp. & Educ. Auth. Rev.
(Wilkes Univ.) VRDO	2.950%	6/7/2005	LOC	12,110	12,110
Northeastern PA Hosp. & Educ. Auth. Rev.
(Wilkes Univ.) VRDO	2.950%	6/7/2005	LOC	3,795	3,795
Owen J. Roberts School Dist. Pennsylvania GO VRDO	2.980%	6/7/2005	(4)	48,000	48,000
Pennsbury PA School Dist. TOB VRDO	2.980%	6/7/2005	(3)*	5,110	5,110
Pennsylvania Econ. Dev. Financing Auth. Fac. Rev.
(Jefferson Health) VRDO	2.920%	6/7/2005		20,620	20,620
Pennsylvania Econ. Dev. Financing Auth. Fac. Rev.
(Jefferson Health) VRDO	2.960%	6/7/2005		20,000	20,000
Pennsylvania GO	5.500%	6/1/2005		9,395	9,395
Pennsylvania GO	5.000%	7/1/2005		8,500	8,520
Pennsylvania GO	5.000%	9/15/2005		9,050	9,128
Pennsylvania GO	5.250%	10/15/2005		10,400	10,539
Pennsylvania GO	5.000%	11/15/2005	(2)	5,000	5,140
Pennsylvania GO TOB VRDO	2.980%	6/7/2005	(1)*	5,170	5,170
Pennsylvania GO TOB VRDO	2.980%	6/7/2005	(4)*	15,395	15,395
Pennsylvania GO TOB VRDO	2.980%	6/7/2005	(1)*	14,775	14,775
Pennsylvania GO TOB VRDO	2.990%	6/7/2005	*	8,750	8,750
Pennsylvania GO TOB VRDO	2.990%	6/7/2005	*	10,650	10,650
Pennsylvania GO TOB VRDO	2.990%	6/7/2005	*	30,835	30,835
Pennsylvania GO TOB VRDO	3.000%	6/7/2005	(4)*	6,765	6,765
Pennsylvania GO TOB VRDO	3.000%	6/7/2005	(1)*	8,340	8,340
Pennsylvania GO TOB VRDO	3.000%	6/7/2005	(3)*	5,790	5,790
Pennsylvania GO VRDO	2.990%	6/7/2005	(1)*	4,405	4,405
Pennsylvania Higher Educ. Assistance Agency
Student Loan Rev. VRDO	3.020%	6/7/2005	(4)	12,900	12,900

	Coupon	Maturity Date		Face Amount (000)	Market Value^ (000)

Pennsylvania Higher Educ. Assistance Agency
Student Loan Rev. VRDO	3.040%	6/7/2005	(4)	$43,500	$43,500
Pennsylvania Higher Educ. Assistance Agency
Student Loan Rev. VRDO	2.990%	6/7/2005	(2)	35,700	35,700
Pennsylvania Higher Educ. Assistance Agency
Student Loan Rev. VRDO	3.010%	6/7/2005	(2)	34,200	34,200
Pennsylvania Higher Educ. Assistance Agency
Student Loan Rev. VRDO	3.010%	6/7/2005	(2)	22,800	22,800
Pennsylvania Higher Educ. Assistance Agency
Student Loan Rev. VRDO	3.010%	6/7/2005	(2)	6,900	6,900
Pennsylvania Higher Educ. Assistance Agency
Student Loan Rev. VRDO	3.040%	6/7/2005	(2)	27,500	27,500
Pennsylvania Higher Educ. Assistance Agency
Student Loan Rev. VRDO	3.040%	6/7/2005	(2)	13,500	13,500
Pennsylvania Higher Educ. Fac. Auth. Rev.
(Rosemont College) PUT	3.250%	11/1/2005	LOC	6,000	6,028
Pennsylvania Higher Educ. Fac. Auth. Rev.
(Carnegie Mellon Univ.) VRDO	2.970%	6/1/2005		6,050	6,050
Pennsylvania Higher Educ. Fac. Auth. Rev.
(Carnegie Mellon Univ.) VRDO	2.970%	6/1/2005		3,950	3,950
Pennsylvania Higher Educ. Fac. Auth. Rev.
(Drexel Univ.) VRDO	2.940%	6/7/2005	LOC	6,600	6,600
Pennsylvania Higher Educ. Fac. Auth. Rev.
(Drexel Univ.) VRDO	2.960%	6/7/2005	LOC	22,500	22,500
Pennsylvania Higher Educ. Fac. Auth. Rev.
(Drexel Univ.) VRDO	2.970%	6/7/2005	(1)	20,000	20,000
Pennsylvania Higher Educ. Fac. Auth. Rev.
(Muhlenberg College) VRDO	2.970%	6/1/2005		14,300	14,300
Pennsylvania Higher Educ. Fac. Auth. Rev.
(Philadelphia Univ.) VRDO	2.920%	6/7/2005	LOC	4,600	4,600
Pennsylvania Higher Educ. Fac. Auth. Rev.
(Temple Univ.) VRDO	2.930%	6/1/2005	LOC	29,775	29,775
Pennsylvania Higher Educ. Fac. Auth.
Student Housing Rev. (Student Assoc. Inc.
Project California Univ. of Pennsylvania) VRDO	2.980%	6/7/2005	LOC	11,990	11,990
Pennsylvania Housing Finance Agency Rev.
(Single Family Mortgage) VRDO	3.000%	6/7/2005		10,800	10,800
Pennsylvania Housing Finance Agency Rev.
(Single Family Mortgage) VRDO	2.950%	6/7/2005		23,905	23,905
Pennsylvania Housing Finance Agency Rev.
(Single Family Mortgage) VRDO	3.000%	6/7/2005		15,690	15,690
Pennsylvania Housing Finance Agency Rev. TOB VRDO	3.010%	6/7/2005	*	8,545	8,545
Pennsylvania Housing Finance Agency Rev. TOB VRDO	3.010%	6/7/2005	*	7,495	7,495
Pennsylvania Housing Finance Agency Rev. TOB VRDO	3.030%	6/7/2005	(4)*	6,920	6,920
Pennsylvania Housing Finance Agency Rev. TOB VRDO	3.030%	6/7/2005	(3)*	5,480	5,480
Pennsylvania Housing Finance Agency Rev. TOB VRDO	3.030%	6/7/2005	*	5,970	5,970
Pennsylvania Housing Finance Agency Rev. TOB VRDO	3.030%	6/7/2005	*	27,360	27,360
Pennsylvania Housing Finance Agency Rev. TOB VRDO	2.950%	6/7/2005		11,400	11,400
Pennsylvania Housing Finance Agency Rev. TOB VRDO	2.950%	6/7/2005		35,445	35,445
Pennsylvania Housing Finance Agency Rev. VRDO	2.940%	6/7/2005		35,220	35,220
Pennsylvania Housing Finance Agency Rev. VRDO	3.000%	6/7/2005		15,000	15,000

Pennsylvania Tax-Exempt Money Market Fund	Coupon	Maturity Date		Face Amount (000)	Market Value^ (000)

Pennsylvania Housing Finance Agency Rev. VRDO	3.020%	6/7/2005		$31,930	$31,930
Pennsylvania Intergovernmental Cooperation Auth. Rev.	4.000%	6/15/2005	(3)	5,000	5,005
Pennsylvania Intergovernmental Cooperation Auth. Rev.	6.750%	6/15/2005	(3)(Prere.)	10,885	10,905
Pennsylvania Intergovernmental
Cooperation Auth. Rev. VRDO	2.980%	6/7/2005	(2)	23,200	23,200
Pennsylvania Intergovernmental
Cooperation Auth. Rev. VRDO	2.990%	6/7/2005	(3)*	6,300	6,300
Pennsylvania State Univ. Rev. VRDO	2.940%	6/7/2005		4,700	4,700
Pennsylvania State Univ. Rev. VRDO	2.940%	6/7/2005		73,275	73,275
Pennsylvania Turnpike Comm.
Oil Franchise Tax Rev. TOB VRDO	2.990%	6/7/2005	(1)*	2,595	2,595
Pennsylvania Turnpike Comm. Rev. TOB VRDO	2.990%	6/7/2005	(2)*	12,000	12,000
Pennsylvania Turnpike Comm. Rev. VRDO	2.900%	6/1/2005		14,200	14,200
Pennsylvania Turnpike Comm. Rev. VRDO	2.900%	6/1/2005		8,300	8,300
Pennsylvania Turnpike Comm. Rev. VRDO	2.950%	6/7/2005		63,820	63,820
Pennsylvania Turnpike Comm. Rev. VRDO	2.960%	6/7/2005		38,065	38,065
Pennsylvania Turnpike Comm. Rev. VRDO	2.960%	6/7/2005		12,800	12,800
Pennsylvania Turnpike Comm. Rev. VRDO	2.960%	6/7/2005		8,600	8,600
Pennsylvania Turnpike Comm. Rev. VRDO	2.960%	6/7/2005		5,500	5,500
Philadelphia PA Auth. IDR
(Institute for Cancer Research) VRDO	2.980%	6/1/2005	LOC	3,500	3,500
Philadelphia PA Auth. IDR
(PA Academy of Fine Arts) VRDO	2.970%	6/7/2005	LOC	11,275	11,275
Philadelphia PA Auth. IDR
(Regional Performing Arts Center Project) VRDO	2.950%	6/7/2005	LOC	14,200	14,200
Philadelphia PA GO TOB VRDO	2.980%	6/7/2005	(4)*	5,970	5,970
Philadelphia PA Hosp. & Higher Educ. Fac. Auth. Rev.
(Children's Hosp. of Philadelphia) VRDO	2.980%	6/1/2005		22,950	22,950
Philadelphia PA Hosp. & Higher Educ. Fac. Auth. Rev.
(Children's Hosp. of Philadelphia) VRDO	2.960%	6/1/2005		3,200	3,200
Philadelphia PA Hosp. & Higher Educ. Fac. Auth. Rev.
(Children's Hosp. of Philadelphia) VRDO	2.980%	6/1/2005		4,950	4,950
Philadelphia PA IDA Rev.
(Philadelphia Airport System) TOB VRDO	3.120%	6/7/2005	(3)*	3,380	3,380
Philadelphia PA IDA Rev. TOB VRDO	2.980%	6/7/2005	(4)*	10,275	10,275
Philadelphia PA School Dist. GO	5.500%	9/1/2005	(2)(Prere.)	4,000	4,074
Philadelphia PA School Dist. GO	5.500%	9/1/2005	(2)(Prere.)	19,750	20,115
Philadelphia PA School Dist. GO	5.500%	9/1/2005	(2)(Prere.)	9,330	9,596
Philadelphia PA School Dist. TOB VRDO	2.980%	6/7/2005	(3)*	5,995	5,995
Philadelphia PA School Dist. TOB VRDO	2.980%	6/7/2005	(3)*	6,645	6,645
Philadelphia PA School Dist. TOB VRDO	3.000%	6/7/2005	(3)*	4,995	4,995
Philadelphia PA School Dist. TOB VRDO	3.000%	6/7/2005	(2)*	17,300	17,300
Philadelphia PA School Dist. TRAN	3.000%	6/30/2005		20,000	20,022
Philadelphia PA Water & Waste Water Rev.	6.750%	8/1/2005	(1)	5,360	5,404
Philadelphia PA Water & Waste Water Rev. TOB VRDO	2.990%	6/7/2005	(4)*	9,900	9,900
Philadelphia PA Water & Waste Water Rev. TOB VRDO	2.990%	6/7/2005	(4)*	5,305	5,305
Philadelphia PA Water & Waste Water Rev. TOB VRDO	3.000%	6/7/2005	(4)*	2,000	2,000
Philadelphia PA Water & Waste Water Rev. VRDO	2.950%	6/7/2005	(2)	11,690	11,690
Philadelphia PA Water & Waste Water Rev. VRDO	2.960%	6/7/2005	(4)	77,200	77,200
Philadelphia PA Water & Waste Water Rev. VRDO	2.960%	6/7/2005	(4)	36,105	36,105
Pittsburgh PA Water & Sewer Auth. Rev.	5.600%	9/1/2005	(3)(Prere.)	6,000	6,060

	Coupon	Maturity Date		Face Amount (000)	Market Value^ (000)

Sayre PA Health Care Fac. Auth. Rev. (VHA of
Pennsylvania, Pooled Capital Asset Financial Program)	2.980%	6/7/2005	(2)	$3,955	$3,955
Sayre PA Health Care Fac. Auth. Rev. (VHA of
Pennsylvania, Pooled Capital Asset Financial Program)	2.980%	6/7/2005	(2)	2,150	2,150
Sayre PA Health Care Fac. Auth. Rev. (VHA of
Pennsylvania, Pooled Capital Asset Financial Program)	2.980%	6/7/2005	(2)	1,800	1,800
Sayre PA Health Care Fac. Auth. Rev. (VHA of
Pennsylvania, Pooled Capital Asset Financial Program)	2.980%	6/7/2005	(2)	13,800	13,800
Sayre PA Health Care Fac. Auth. Rev. (VHA of
Pennsylvania, Pooled Capital Asset Financial Program)	2.980%	6/7/2005	(2)	2,000	2,000
Sayre PA Health Care Fac. Auth. Rev. (VHA of
Pennsylvania, Pooled Capital Asset Financial Program)	3.000%	6/7/2005	(2)	2,800	2,800
Sayre PA Health Care Fac. Auth. Rev. (VHA of
Pennsylvania, Pooled Capital Asset Financial Program)	3.000%	6/7/2005	(2)	3,000	3,000
Sayre PA Health Care Fac. Auth. Rev. (VHA of
Pennsylvania, Pooled Capital Asset Financial Program)	3.000%	6/7/2005	(2)	4,700	4,700
Seneca Valley PA School Dist. GO TOB VRDO	2.970%	6/7/2005	(1)*	23,320	23,320
South Fork PA Hosp. Auth. Rev.
(Conemaugh Valley Hosp.) VRDO	2.860%	6/1/2005	(1)	26,875	26,875
Southcentral Pennsylvania General Auth. Rev.
(Wellspan Health) VRDO	3.040%	6/7/2005	(2)	15,000	15,000
St. Mary's Hosp. Auth. Bucks County PA Rev.
(Catholic Health Initiatives) VRDO	2.930%	6/7/2005		30,000	30,000
St. Mary's Hosp. Auth. Bucks County PA Rev.
(Catholic Health Initiatives) VRDO	2.960%	6/7/2005		11,200	11,200
State Public School Building Auth. Pennsylvania
School Rev. (Philadelphia School Dist.) TOB VRDO	3.000%	6/7/2005	(4)*	6,975	6,975
State Public School Building Auth. Pennsylvania
School Rev. (Philadelphia School Dist.) TOB PUT	1.800%	7/27/2005	(4)*	4,985	4,985
State Public School Building Auth. Pennsylvania
School Rev. (Philadelphia School Dist.) TOB VRDO	3.000%	6/7/2005	(4)*	5,895	5,895
State Public School Building Auth. Pennsylvania
School Rev. (Philadelphia School Dist.) TOB VRDO	3.000%	6/7/2005	(4)*	7,850	7,850
Temple Univ. of the Commonwealth System of
Higher Educ. Pennsylvania Univ. Funding Obligation	4.000%	4/28/2006		64,000	64,695
Tredyffrin-Easttown PA School Dist. GO TOB VRDO	2.980%	6/7/2005	*	8,275	8,275
Union County PA Higher Educ. Auth. Rev.
(Bucknell Univ.) VRDO	2.930%	6/7/2005		5,140	5,140
Univ. of Pittsburgh of the Commonwealth System of
Higher Educ. Pennsylvania (Univ. Capital Project)	2.960%	6/7/2005		24,230	24,230
Univ. of Pittsburgh of the Commonwealth System of
Higher Educ. Pennsylvania (Univ. Capital Project)	2.960%	6/7/2005		30,400	30,400
Univ. of Pittsburgh of the Commonwealth System of
Higher Educ. Pennsylvania (Univ. Capital Project)	3.030%	6/7/2005		9,400	9,400
Univ. of Pittsburgh of the Commonwealth System of
Higher Educ. Pennsylvania (Univ. Capital Project)	3.030%	6/7/2005		3,800	3,800
Univ. of Pittsburgh of the Commonwealth System of
Higher Educ. Pennsylvania (Univ. Capital Project)	3.030%	6/7/2005		11,400	11,400
Univ. of Pittsburgh of the Commonwealth System of
Higher Educ. Pennsylvania (Univ. Capital Project)	3.030%	6/7/2005		8,000	8,000

Pennsylvania Tax-Exempt Money Market Fund	Coupon	Maturity Date		Face Amount (000)	Market Value^ (000)

Univ. of Pittsburgh of the Commonwealth System of
Higher Educ. Pennsylvania (Univ. Capital Project)	3.030%	6/7/2005		$12,900	$12,900
Univ. of Pittsburgh of the Commonwealth System of
Higher Educ. Pennsylvania (Univ. Capital Project)	3.030%	6/7/2005		4,000	4,000
Univ. of Pittsburgh of the Commonwealth System of
Higher Educ. Pennsylvania (Univ. Capital Project)	3.030%	6/7/2005		3,865	3,865
Univ. of Pittsburgh of the Commonwealth System of
Higher Educ. Pennsylvania (Univ. Capital Project)	3.030%	6/7/2005		5,000	5,000
Univ. of Pittsburgh of the Commonwealth System of
Higher Educ. Pennsylvania (Univ. Capital Project)	3.030%	6/7/2005		5,000	5,000
Univ. of Pittsburgh of the Commonwealth System of
Higher Educ. Pennsylvania (Univ. Capital Project)	3.030%	6/7/2005		13,600	13,600
Univ. of Pittsburgh of the Commonwealth System of
Higher Educ. Pennsylvania (Univ. Capital Project)	3.030%	6/7/2005		3,200	3,200
Univ. of Pittsburgh of the Commonwealth System of
Higher Educ. Pennsylvania Asset Notes	3.000%	10/14/2005		30,000	30,147
West Mifflin PA School Dist. GO	5.625%	8/15/2005	(3)(Prere.)	7,000	7,052
York County PA IDA (PECO) CP	2.370%	6/8/2005	LOC	16,440	16,440
Outside Pennsylvania:
Puerto Rico Electric Power Auth. Rev. TOB PUT	1.880%	10/20/2005	(1)*	10,595	10,568
Puerto Rico Electric Power Auth. Rev. TOB VRDO	2.990%	6/7/2005	(10)*	12,640	12,640
Puerto Rico Electric Power Auth. Rev. TOB VRDO	2.990%	6/7/2005	(10)*	8,035	8,035
Puerto Rico Electric Power Auth. Rev. TOB VRDO	2.970%	6/7/2005	(1)*	10,000	10,000
Puerto Rico Govt. Dev. Bank VRDO	2.850%	6/7/2005	(1)	410	410
Puerto Rico Highway & Transp. Auth. Rev. TOB VRDO	2.960%	6/7/2005	(1)*	7,740	7,740
Puerto Rico Highway & Transp. Auth. Rev. TOB VRDO	2.980%	6/7/2005	(1)*	3,500	3,500
Puerto Rico Infrastructure Financing Auth.
Special Tax Rev. TOB VRDO	2.960%	6/7/2005	(2)*	6,515	6,515
Puerto Rico Public Finance Corp. TOB VRDO	2.960%	6/7/2005	(2)*	7,015	7,015
Puerto Rico Public Finance Corp. TOB VRDO	2.970%	6/7/2005	(1)(2)*	5,060	5,060
Puerto Rico Public Finance Corp. TOB VRDO	2.980%	6/7/2005	(11)*	11,351	11,351
Puerto Rico TRAN	3.000%	7/29/2005		18,000	18,038

TOTAL MUNICIPAL BONDS
(Cost $2,789,960)					2,789,960

OTHER ASSETS AND LIABILITIES (1.5%)

Other Assets—Note B					50,140
Liabilities					(8,998)

					41,142

NET ASSETS (100%)

Applicable to 2,831,082,161 outstanding $.001 par value shares
of beneficial interest (unlimited authorization)					$2,831,102

NET ASSET VALUE PER SHARE					$1.00

^	See Note A in Notes to Financial Statements.
*	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2005, the aggregate value of these securities was $464,939,000, representing 16.4% of net assets.
For key to abbreviations and other references, see page 32.

	Amount (000)	Per Share

AT MAY 31, 2005, NET ASSETS CONSISTED OF:

Paid-in Capital	$2,831,091	$1.00
Undistributed Net Investment Income	—	—
Accumulated Net Realized Gains	11	—
Unrealized Appreciation	—	—

NET ASSETS	$2,831,102	$1.00

Pennsylvania Long-Term Tax-Exempt Fund	Coupon	Maturity Date		Face Amount (000)	Market Value^ (000)

MUNICIPAL BONDS (98.7%)

Adams County PA GO	5.300%	5/15/2011	(3)(Prere.)	$10,240	$11,392
Allegheny County PA Airport Rev.
(Pittsburgh International Airport)	6.000%	1/1/2014	(3)	4,295	4,678
Allegheny County PA Airport Rev.
(Pittsburgh International Airport)	5.000%	1/1/2017	(1)	12,205	12,774
Allegheny County PA Airport Rev.
(Pittsburgh International Airport)	5.000%	1/1/2019	(1)	15,750	16,476
Allegheny County PA GO	0.000%	4/1/2010	(1)	2,000	1,700
Allegheny County PA GO	5.250%	5/1/2011	(3)(Prere.)	3,000	3,329
Allegheny County PA GO	5.500%	5/1/2011	(3)(Prere.)	445	500
Allegheny County PA GO	5.750%	5/1/2011	(3)(Prere.)	730	829
Allegheny County PA GO	5.750%	11/1/2011	(3)	995	1,127
Allegheny County PA GO	5.375%	11/1/2012	(1)(Prere.)	3,725	4,223
Allegheny County PA GO	5.375%	11/1/2012	(1)(Prere.)	2,880	3,265
Allegheny County PA GO	5.375%	11/1/2012	(1)(Prere.)	2,000	2,267
Allegheny County PA GO	5.375%	11/1/2012	(1)(Prere.)	2,645	2,998
Allegheny County PA GO	5.500%	11/1/2014	(3)	605	674
Allegheny County PA GO	5.375%	11/1/2016	(1)	4,100	4,587
Allegheny County PA GO	5.375%	11/1/2017	(1)	3,600	4,022
Allegheny County PA GO	6.000%	7/1/2023	(1)	5,745	7,087
Allegheny County PA Hosp. Dev. Auth. Rev.
(Catholic Health East)	5.250%	11/15/2013	(2)	1,000	1,083
Allegheny County PA Hosp. Dev. Auth. Rev.
(Magee Women's Hosp.)	6.000%	10/1/2010	(3)	4,235	4,720
Allegheny County PA Hosp. Dev. Auth. Rev.
(Univ. of Pittsburgh)	5.600%	4/1/2017	(1)	2,000	2,118
Allegheny County PA Hosp. Dev. Auth. Rev.
(Univ. of Pittsburgh)	6.000%	7/1/2026	(1)	4,625	5,767
Allegheny County PA Hosp. Dev. Auth. Rev.
(Univ. of Pittsburgh)	6.000%	7/1/2027	(1)	9,325	11,647
Allegheny County PA Port Auth. Rev	6.000%	3/1/2009	(1)(Prere.)	2,565	2,860
Allegheny County PA Port Auth. Rev.	6.000%	3/1/2009	(1)(Prere.)	16,000	17,837
Allegheny County PA Port Auth. Rev.	6.000%	3/1/2009	(1)(Prere.)	4,310	4,805
Allegheny County PA Port Auth. Rev.	6.250%	3/1/2009	(1)(Prere.)	3,740	4,202
Allegheny County PA Port Auth. Rev.	5.375%	3/1/2012	(3)	4,965	5,539
Allegheny County PA Port Auth. Rev.	5.500%	3/1/2013	(3)	7,000	7,841
Allegheny County PA Port Auth. Rev.	5.500%	3/1/2014	(3)	2,355	2,638
Allegheny County PA Port Auth. Rev.	5.500%	3/1/2016	(3)	1,500	1,670
Allegheny County PA Port Auth. Rev.	5.500%	3/1/2017	(3)	2,750	3,059
Allegheny County PA Sanitation Auth. Sewer Rev.	6.000%	12/1/2007	(1)(Prere.)	54,630	59,605
Allegheny County PA Sanitation Auth. Sewer Rev.	6.000%	12/1/2010	(1)	1,500	1,712
Allegheny County PA Sanitation Auth. Sewer Rev.	6.000%	12/1/2011	(1)	1,490	1,708
Allegheny County PA Sanitation Auth. Sewer Rev.	5.750%	12/1/2012	(1)	1,180	1,337
Allegheny County PA Sanitation Auth. Sewer Rev.	5.750%	12/1/2013	(1)	2,000	2,258
Allegheny County PA Sanitation Auth. Sewer Rev.	5.375%	12/1/2016	(1)	3,545	3,957
Allegheny County PA Sanitation Auth. Sewer Rev.	5.500%	12/1/2016	(3)(ETM)	11,295	11,615
Allegheny County PA Sanitation Auth. Sewer Rev.	5.375%	12/1/2018	(1)	15,000	16,708
Allegheny County PA Sanitation Auth. Sewer Rev.	5.500%	12/1/2030	(1)	14,030	15,745
Ambridge PA Area School Dist.	5.500%	11/1/2014	(1)(Prere.)	13,145	15,212
Berks County PA GO	0.000%	11/15/2013	(3)	7,250	5,232

	Coupon	Maturity Date		Face Amount (000)	Market Value^ (000)

Berks County PA GO	0.000%	11/15/2014	(3)	$8,615	$5,928
Berks County PA GO	0.000%	11/15/2015	(3)	6,250	4,106
Berks County PA Hosp. Rev. (Reading Hosp.)	5.700%	10/1/2014	(1)	4,500	5,201
Bethlehem PA Area School Dist.	5.375%	3/15/2012	(3)(Prere.)	7,500	8,445
Blair County PA Hosp. Auth. Rev. (Altoona Hosp.)	5.500%	7/1/2016	(2)	4,480	5,107
Bucks County PA IDA (Pennswood Village Project)	6.000%	10/1/2034		2,600	2,780
Bucks County PA IDA Solid Waste Rev.
(Waste Management Project) PUT	4.900%	2/1/2008		6,400	6,537
Carlisle PA Area School Dist. GO	5.375%	3/1/2012	(1)(Prere.)	1,550	1,744
Carlisle PA Area School Dist. GO	5.375%	3/1/2012	(1)(Prere.)	1,635	1,840
Carlisle PA Area School Dist. GO	5.375%	3/1/2012	(1)(Prere.)	1,820	2,048
Carlisle PA Area School Dist. GO	5.375%	3/1/2012	(1)(Prere.)	1,725	1,941
Catholic Health East Pennsylvania Health Systems Rev.	5.500%	11/15/2024		1,400	1,507
Catholic Health East Pennsylvania Health Systems Rev.	5.375%	11/15/2034		2,500	2,636
Center City Philadelphia PA Business Improvement	5.500%	12/1/2005	(2)(Prere.)	6,955	7,186
Central Bucks PA School Dist.	5.500%	5/15/2015	(3)	5,540	6,204
Central Bucks PA School Dist.	5.500%	5/15/2017	(3)	3,785	4,234
Central Bucks PA School Dist.	5.500%	5/15/2018	(3)	2,400	2,682
Central Bucks PA School Dist.	5.500%	5/15/2019	(3)	1,500	1,676
Chester County PA GO	5.000%	11/15/2023		11,000	11,868
Chester County PA GO	5.000%	11/15/2024		8,000	8,611
Chester County PA Health & Educ. Fac. Auth. Rev.
(Chester County Hosp.)	5.875%	7/1/2016	(1)	7,870	8,172
Chester County PA Health & Educ. Fac. Auth. Rev.
(Jefferson Health System)	5.125%	5/15/2018	(2)	12,445	13,113
Chester County PA Health & Educ. Fac. Auth. Rev.
(Jefferson Health System)	5.250%	5/15/2022	(2)	36,580	38,523
Coatesville PA School Dist. GO	5.250%	8/15/2020	(4)	6,645	7,360
Cumberland County PA Muni. Auth. College Rev.
(Dickinson College)	5.500%	11/1/2030	(2)	3,230	3,520
Dauphin County PA General Auth. Hosp. Rev.
(West Pennsylvania Hosp.)	5.500%	7/1/2013	(1)(ETM)	5,000	5,569
Delaware County PA Auth. Rev. (Catholic Health East)	5.250%	11/15/2012	(2)	3,300	3,573
Delaware County PA Auth. Rev. (Catholic Health East)	5.250%	11/15/2013	(2)	4,665	5,051
Delaware County PA Hosp. Auth. Rev.
(Crozer-Chester Medical Center)	5.300%	12/1/2027		8,905	9,033
Delaware County PA Hosp. Auth. Rev.
(Delaware County Memorial Hosp.)	5.500%	8/15/2013	(1)	12,000	12,299
Delaware County PA IDA Airport Fac.
(United Parcel Service) VRDO	2.810%	6/1/2005		970	970
Delaware County PA IDA Rev.
(Suburban Water Co. Project)	5.150%	9/1/2032	(2)	5,500	5,720
Delaware County PA Regional Water
Quality Control Auth. Rev.	5.500%	5/1/2014	(3)	2,405	2,694
Delaware County PA Regional Water
Quality Control Auth. Rev.	5.500%	5/1/2016	(3)	2,685	2,992
Delaware River Joint Toll Bridge Comm.
Pennsylvania & New Jersey Rev.	5.250%	7/1/2019	(1)	1,645	1,840
Delaware River Joint Toll Bridge Comm.
Pennsylvania & New Jersey Rev.	5.500%	7/1/2019	(1)	4,835	5,742

Pennsylvania Long-Term Tax-Exempt Fund	Coupon	Maturity Date		Face Amount (000)	Market Value^ (000)

Delaware River Joint Toll Bridge Comm.
Pennsylvania & New Jersey Rev.	5.250%	7/1/2020	(1)	$1,735	$1,938
Delaware River Joint Toll Bridge Comm.
Pennsylvania & New Jersey Rev.	5.500%	7/1/2020	(1)	5,105	6,114
Delaware River Joint Toll Bridge Comm.
Pennsylvania & New Jersey Rev.	5.250%	7/1/2021	(1)	1,825	2,034
Delaware River Joint Toll Bridge Comm.
Pennsylvania & New Jersey Rev.	5.250%	7/1/2022	(1)	1,920	2,134
Delaware River Joint Toll Bridge Comm.
Pennsylvania & New Jersey Rev.	5.250%	7/1/2023	(1)	2,020	2,242
Delaware River Port Auth.
Pennsylvania & New Jersey Rev.	5.700%	1/1/2023	(4)	8,345	9,138
Erie PA School Dist. GO	0.000%	9/1/2010	(4)	5,665	4,733
Erie PA School Dist. GO	5.800%	9/1/2010	(2)(Prere.)	4,500	5,077
Erie PA School Dist. GO	0.000%	9/1/2011	(4)	5,780	4,618
Erie PA School Dist. GO	0.000%	9/1/2013	(4)	2,780	2,021
Erie PA School Dist. GO	0.000%	5/1/2016	(1)(ETM)	3,175	2,039
Erie PA School Dist. GO	0.000%	9/1/2016	(4)	5,785	3,640
Erie PA School Dist. GO	0.000%	9/1/2018	(4)	1,615	918
Hazleton PA Area School Dist. GO	5.500%	3/1/2011	(3)	3,740	4,146
Hazleton PA Area School Dist. GO	5.750%	3/1/2012	(3)	1,420	1,607
Hazleton PA Area School Dist. GO	6.000%	3/1/2016	(3)	18,245	21,026
Hazleton PA Area School Dist. GO	0.000%	3/1/2017	(3)	4,425	2,709
Hazleton PA Area School Dist. GO	0.000%	3/1/2022	(3)	5,265	2,490
Lake Lehman PA School Dist. GO	0.000%	4/1/2014	(1)	1,290	912
Lake Lehman PA School Dist. GO	0.000%	4/1/2015	(1)	1,295	871
Lake Lehman PA School Dist. GO	0.000%	4/1/2016	(1)	1,310	839
Lake Lehman PA School Dist. GO	0.000%	4/1/2017	(1)	1,315	800
Lake Lehman PA School Dist. GO	0.000%	4/1/2018	(1)	1,000	579
Lancaster County PA GO	6.250%	5/1/2010	(3)(Prere.)	4,370	4,997
Lancaster County PA GO	6.250%	5/1/2010	(3)(Prere.)	4,605	5,265
Lancaster County PA GO	5.500%	11/1/2016	(3)	1,025	1,147
Lancaster County PA GO	5.500%	11/1/2017	(3)	1,060	1,185
Lancaster County PA GO	5.500%	11/1/2018	(3)	1,120	1,251
Lancaster County PA GO	5.500%	11/1/2019	(3)	1,175	1,312
Lancaster County PA Hosp. Auth. Rev.
(Willow Valley Retirement Project)	5.875%	6/1/2021		1,000	1,075
Lancaster County PA Hosp. Auth. Rev.
(Willow Valley Retirement Project)	5.875%	6/1/2031		6,000	6,379
Lancaster PA School Dist. GO	5.375%	2/15/2007	(3)(Prere.)	5,590	5,812
Latrobe PA IDA (Saint Vincent College)	5.600%	5/1/2021		1,635	1,743
Latrobe PA IDA (Saint Vincent College)	5.700%	5/1/2031		2,165	2,299
Lebanon County Health Fac. Auth. Rev.
(Good Samaritan)	6.000%	11/15/2035		10,500	11,250
Lehigh County PA General Purpose Hosp. Auth. Rev.
(Lehigh Valley Health Network)	5.625%	7/1/2005	(1)(Prere.)	800	818
Lehigh County PA General Purpose Hosp. Auth. Rev.
(Lehigh Valley Health Network)	5.700%	7/1/2010	(1)	3,905	3,992
Lehigh County PA General Purpose Hosp. Auth. Rev.
(Lehigh Valley Health Network)	5.375%	7/1/2014	(4)	900	989

	Coupon	Maturity Date		Face Amount (000)	Market Value^ (000)

Lehigh County PA General Purpose Hosp. Auth. Rev.
(Lehigh Valley Health Network)	7.000%	7/1/2016	(1)	$4,415	$5,459
Lehigh County PA General Purpose Hosp. Auth. Rev.
(Lehigh Valley Health Network)	5.625%	7/1/2025	(1)	9,200	9,400
Luzerne County PA GO	0.000%	11/15/2016	(1)	2,360	1,347
Luzerne County PA GO	0.000%	11/15/2017	(1)	2,390	1,279
Luzerne County PA GO	5.250%	12/15/2021	(3)	5,320	6,133
McKeesport PA Area School Dist. GO	0.000%	10/1/2005	(1)	1,050	1,040
McKeesport PA Area School Dist. GO	0.000%	10/1/2006	(1)	2,015	1,938
McKeesport PA Area School Dist. GO	0.000%	10/1/2007	(1)	2,080	1,936
McKeesport PA Area School Dist. GO	0.000%	10/1/2008	(1)	2,270	2,043
McKeesport PA Area School Dist. GO	0.000%	10/1/2009	(1)	2,020	1,754
McKeesport PA Area School Dist. GO	0.000%	10/1/2010	(1)	1,840	1,532
McKeesport PA Area School Dist. GO	0.000%	10/1/2011	(1)	1,835	1,461
McKeesport PA Area School Dist. GO	0.000%	10/1/2014	(1)	2,040	1,410
McKeesport PA Area School Dist. GO	0.000%	10/1/2015	(1)	2,040	1,345
McKeesport PA Area School Dist. GO	0.000%	10/1/2016	(1)	4,655	2,922
McKeesport PA Area School Dist. GO	0.000%	10/1/2018	(2)	3,075	1,746
McKeesport PA Area School Dist. GO	0.000%	10/1/2024	(2)	3,000	1,242
McKeesport PA Area School Dist. GO	0.000%	10/1/2028	(2)	2,340	779
Montgomery County PA GO	5.000%	7/15/2019		8,800	9,354
Montgomery County PA GO	5.375%	10/15/2025		7,930	8,159
Montgomery County PA Higher Educ. & Health Auth. Rev.
(Catholic Health East)	5.375%	11/15/2034		2,175	2,290
Mount Lebanon PA Hosp. Dev. Auth. Rev.
(St. Clair Memorial Hosp.)	6.250%	7/1/2006	(3)	4,905	5,005
Neshaminy PA School Dist. GO	5.700%	2/15/2014	(3)	8,795	9,282
North Hills PA School Dist. GO	5.250%	11/15/2007	(3)(Prere.)	7,440	7,851
Northampton County PA General Purpose Auth. Univ. Rev.
(Lehigh Univ.) VRDO	3.060%	6/7/2005		4,000	4,000
Northampton County PA Higher Educ. Auth. Rev.
(Lehigh Univ.) VRDO	2.930%	6/7/2005		1,400	1,400
Northampton County PA IDA PCR (Central Metro. Edison)	6.100%	7/15/2021	(1)	4,410	4,513
Northeastern PA Hosp. & Educ. Health Rev.
(Wyoming Valley Health)	5.250%	1/1/2016	(2)	5,911	6,197
Northeastern PA Hosp. & Educ. Health Rev.
(Wyoming Valley Health)	5.250%	1/1/2026	(2)	2,850	2,979
Owen J. Roberts School Dist. Pennsylvania GO	5.375%	5/15/2007	(1)(Prere.)	1,635	1,711
Owen J. Roberts School Dist. Pennsylvania GO	5.500%	8/15/2017	(4)	1,495	1,678
Parkland PA School Dist. GO	5.375%	9/1/2015	(3)	3,050	3,494
Parkland PA School Dist. GO	5.375%	9/1/2016	(3)	2,000	2,308
Pennsbury PA School Dist. GO	5.250%	8/1/2024	(4)	9,135	10,033
Pennsylvania Convention Center Auth. Rev.	6.700%	9/1/2016	(3)(ETM)	25,150	30,716
Pennsylvania Convention Center Auth. Rev.	6.000%	9/1/2019	(3)(ETM)	14,275	17,426
Pennsylvania GO	5.375%	5/15/2006	(3)(Prere.)	5,000	5,192
Pennsylvania GO	5.125%	3/15/2007	(2)(Prere.)	7,990	8,411
Pennsylvania GO	5.750%	10/1/2009	(3)(Prere.)	19,850	22,192
Pennsylvania GO	5.250%	10/15/2010	(Prere.)	8,850	9,841
Pennsylvania GO	5.250%	10/15/2010	(Prere.)	11,300	12,565
Pennsylvania GO	6.000%	1/15/2011		3,000	3,386
Pennsylvania GO	5.250%	10/15/2011		11,200	12,394

Pennsylvania Long-Term Tax-Exempt Fund	Coupon	Maturity Date		Face Amount (000)	Market Value^ (000)

Pennsylvania GO	5.250%	2/1/2014	(1)	$20,000	$22,655
Pennsylvania GO	5.375%	7/1/2021		26,785	31,296
Pennsylvania Higher Educ. Assistance Agency Rev.	6.125%	12/15/2010	(1)(Prere.)	2,000	2,301
Pennsylvania Higher Educ. Assistance Agency
Student Loan Rev. VRDO	3.010%	6/7/2005	(2)	4,100	4,100
Pennsylvania Higher Educ. Fac. Auth. Health Services Rev.
(Allegheny/Delaware Valley Obligated Group	5.875%	11/15/2016	(1)	19,900	20,931
Pennsylvania Higher Educ. Fac. Auth. Health Services Rev.
(Allegheny/Delaware Valley Obligated Group	5.875%	11/15/2021	(1)	3,040	3,198
Pennsylvania Higher Educ. Fac. Auth. Health Services Rev.
(Allegheny/Delaware Valley Obligated Group	5.875%	11/15/2021	(1)	6,505	6,842
Pennsylvania Higher Educ. Fac. Auth. Rev.	5.500%	6/15/2017	(2)	935	1,026
Pennsylvania Higher Educ. Fac. Auth. Rev.	5.625%	6/15/2019	(2)	1,160	1,280
Pennsylvania Higher Educ. Fac. Auth. Rev. (Widener)	5.000%	7/15/2026		1,200	1,248
Pennsylvania Higher Educ. Fac. Auth. Rev. (Widener)	5.000%	7/15/2031		550	568
Pennsylvania Higher Educ. Fac. Auth. Rev. (Widener)	5.000%	7/15/2039		3,000	3,088
Pennsylvania Higher Educ. Fac. Auth. Rev.
(Bryn Mawr College)	5.250%	12/1/2012	(2)	11,120	12,470
Pennsylvania Higher Educ. Fac. Auth. Rev.
(Bryn Mawr College)	5.625%	12/1/2014	(1)	2,200	2,350
Pennsylvania Higher Educ. Fac. Auth. Rev.
(Drexel Univ.) VRDO	2.940%	6/7/2005	LOC	2,000	2,000
Pennsylvania Higher Educ. Fac. Auth. Rev.
(Philadelphia Univ.)	5.125%	6/1/2025		3,500	3,531
Pennsylvania Higher Educ. Fac. Auth. Rev.
(Philadelphia Univ.)	5.250%	6/1/2032		4,000	4,046
Pennsylvania Higher Educ. Fac. Auth. Rev.
(Temple Univ.)	5.250%	4/1/2011	(1)	3,545	3,780
Pennsylvania Higher Educ. Fac. Auth. Rev.
(UPMC Health Systems)	6.250%	1/15/2016		3,120	3,539
Pennsylvania Higher Educ. Fac. Auth. Rev.
(UPMC Health Systems)	6.000%	1/15/2022		5,000	5,552
Pennsylvania Higher Educ. Fac. Auth. Rev.
(UPMC Health Systems)	6.000%	1/15/2031		5,000	5,552
Pennsylvania Higher Educ. Fac. Auth. Rev. (Widener)	5.000%	7/15/2020		2,360	2,452
Pennsylvania Higher Educ. Fac. Auth. Rev. (Widener)	5.400%	7/15/2036		3,000	3,171
Pennsylvania Higher Educ. Fac. Auth. Rev. PUT	5.000%	5/1/2011	LOC	9,410	10,053
Pennsylvania Housing Finance Agency Rev.	5.250%	4/1/2021		5,000	5,176
Pennsylvania Housing Finance Agency Rev.	5.400%	10/1/2024		3,620	3,701
Pennsylvania Housing Finance Agency Rev.	5.350%	10/1/2031		13,000	13,360
Pennsylvania IDA Auth. Rev. (Economic Dev.)	5.500%	7/1/2016	(2)	14,865	16,792
Pennsylvania IDA Auth. Rev. (Economic Dev.)	5.500%	7/1/2017	(2)	7,000	7,898
Pennsylvania IDA Auth. Rev. (Economic Dev.)	5.500%	7/1/2018	(2)	7,630	8,599
Pennsylvania IDA Auth. Rev. (Economic Dev.)	5.500%	7/1/2019	(2)	6,340	7,145
Pennsylvania IDA Auth. Rev. (Economic Dev.)	5.500%	7/1/2020	(2)	4,495	5,039
Pennsylvania IDA Auth. Rev. (Economic Dev.)	5.500%	7/1/2021	(2)	8,130	9,113
Pennsylvania Intergovernmental Cooperation Auth. Rev.	7.000%	6/15/2005	(3)(Prere.)	2,250	2,254
Pennsylvania Intergovernmental Cooperation Auth. Rev.	5.625%	6/15/2013	(3)	2,605	2,677
Pennsylvania Intergovernmental Cooperation Auth. Rev.	5.250%	6/15/2017	(3)	7,830	8,394
Pennsylvania State Univ. Rev.	5.000%	9/1/2024		3,000	3,234
Pennsylvania State Univ. Rev.	5.000%	9/1/2024		10,625	11,388

	Coupon	Maturity Date		Face Amount (000)	Market Value^ (000)

Pennsylvania State Univ. Rev.	5.000%	9/1/2029		$7,625	$8,106
Pennsylvania Turnpike Comm. Oil Franchise Tax Rev.	5.125%	12/1/2016	(2)(ETM)	995	1,061
Pennsylvania Turnpike Comm. Rev.	5.625%	6/1/2012	(3)	9,000	10,199
Pennsylvania Turnpike Comm. Rev.	5.375%	7/15/2013	(2)	2,810	3,142
Pennsylvania Turnpike Comm. Rev.	5.375%	7/15/2014	(2)	5,350	5,981
Pennsylvania Turnpike Comm. Rev.	5.375%	7/15/2015	(2)	6,370	7,081
Pennsylvania Turnpike Comm. Rev.	5.375%	7/15/2016	(2)	1,000	1,112
Pennsylvania Turnpike Comm. Rev.	5.375%	7/15/2017	(2)	7,550	8,384
Pennsylvania Turnpike Comm. Rev.	5.375%	7/15/2018	(2)	1,505	1,670
Pennsylvania Turnpike Comm. Rev.	5.375%	7/15/2019	(2)	2,500	2,773
Pennsylvania Turnpike Comm. Rev.	5.500%	12/1/2031	(2)	17,610	19,799
Pennsylvania Turnpike Comm. Rev.	5.500%	7/15/2032	(2)	12,010	13,238
Pennsylvania Turnpike Comm. Rev.	5.250%	12/1/2032	(2)	15,000	16,420
Philadelphia PA Airport Parking Auth.	5.400%	9/1/2011	(2)	4,520	4,768
Philadelphia PA Airport Parking Auth.	5.400%	9/1/2012	(2)	5,990	6,318
Philadelphia PA Airport Parking Auth.	5.400%	9/1/2015	(2)	6,350	6,705
Philadelphia PA Airport Parking Auth.	5.500%	9/1/2018	(2)	4,250	4,493
Philadelphia PA Airport Parking Auth.	5.125%	2/15/2024	(2)	1,045	1,103
Philadelphia PA Airport Parking Auth.	5.250%	9/1/2029	(4)	3,530	3,778
Philadelphia PA GO	6.000%	11/15/2010	(3)	1,065	1,089
Philadelphia PA GO	6.000%	11/15/2011	(3)	1,145	1,171
Philadelphia PA GO	6.000%	11/15/2012	(3)	1,270	1,299
Philadelphia PA GO	6.000%	11/15/2013	(3)	715	731
Philadelphia PA GO	5.250%	3/15/2014	(4)	1,750	1,889
Philadelphia PA GO	5.250%	9/15/2014	(4)	7,460	8,181
Philadelphia PA GO	5.250%	3/15/2015	(4)	2,600	2,797
Philadelphia PA GO	5.250%	9/15/2015	(4)	4,775	5,207
Philadelphia PA GO	5.250%	9/15/2017	(4)	9,155	9,973
Philadelphia PA GO	5.250%	9/15/2018	(4)	2,135	2,324
Philadelphia PA GO	5.000%	5/15/2020	(1)	8,000	8,282
Philadelphia PA Gas Works Rev.	5.250%	7/1/2011	(4)	3,965	4,199
Philadelphia PA Gas Works Rev.	5.375%	7/1/2012	(4)	4,000	4,251
Philadelphia PA Gas Works Rev.	5.375%	7/1/2014	(4)	4,310	4,580
Philadelphia PA Gas Works Rev.	5.375%	7/1/2016	(4)	13,280	15,118
Philadelphia PA Gas Works Rev.	5.375%	7/1/2018	(4)	11,555	13,212
Philadelphia PA Hosp. & Higher Educ. Fac. Auth. Rev.
(Children's Hosp. of Philadelphia) VRDO	2.960%	6/1/2005		8,465	8,465
Philadelphia PA Hosp. & Higher Educ. Fac. Auth. Rev.
(Children's Hosp. of Philadelphia) VRDO	2.980%	6/1/2005	(1)	9,300	9,300
Philadelphia PA Hosp. & Higher Educ. Fac. Auth. Rev.
(Children's Hosp. of Philadelphia) VRDO	2.980%	6/1/2005		5,401	5,401
Philadelphia PA Hosp. & Higher Educ. Fac. Auth. Rev.
(Children's Hosp. of Philadelphia) VRDO	2.980%	6/1/2005	(1)	600	600
Philadelphia PA Hosp. & Higher Educ. Fac. Auth. Rev.
(Children's Hosp. of Philadelphia) VRDO	2.980%	6/1/2005		2,700	2,700
Philadelphia PA Hosp. & Higher Educ. Fac. Auth. Rev.
(Jefferson Health System)	5.125%	5/15/2018	(2)	5,700	6,006
Philadelphia PA IDA Rev. (Philadelphia Airport System)	5.750%	6/15/2010	(3)	4,440	4,739
Philadelphia PA IDA Rev. (Philadelphia Airport System)	5.375%	6/15/2012	(3)	1,000	1,070
Philadelphia PA IDA Rev. (Philadelphia Airport System)	5.500%	7/1/2012	(3)	5,505	6,110
Philadelphia PA IDA Rev. (Philadelphia Airport System)	5.500%	6/15/2013	(3)	1,030	1,130

Pennsylvania Long-Term Tax-Exempt Fund	Coupon	Maturity Date		Face Amount (000)	Market Value^ (000)

Philadelphia PA IDA Rev. (Philadelphia Airport System)	5.375%	7/1/2013	(3)	$10,000	$10,615
Philadelphia PA IDA Rev. (Philadelphia Airport System)	5.500%	7/1/2013	(3)	5,825	6,425
Philadelphia PA IDA Rev. (Philadelphia Airport System)	5.500%	6/15/2014	(3)	1,090	1,198
Philadelphia PA IDA Rev. (Philadelphia Airport System)	5.500%	7/1/2014	(3)	6,155	6,767
Philadelphia PA IDA Rev. (Philadelphia Airport System)	5.250%	6/15/2015	(3)	5,695	6,027
Philadelphia PA IDA Rev. (Philadelphia Airport System)	5.500%	6/15/2015	(3)	1,150	1,259
Philadelphia PA IDA Rev. (Philadelphia Airport System)	5.500%	7/1/2015	(3)	6,435	7,064
Philadelphia PA IDA Rev. (Philadelphia Airport System)	5.500%	6/15/2016	(3)	1,210	1,325
Philadelphia PA IDA Rev. (Philadelphia Airport System)	5.500%	7/1/2016	(3)	5,000	5,489
Philadelphia PA IDA Rev. (Philadelphia Airport System)	5.500%	6/15/2017	(3)	1,280	1,402
Philadelphia PA IDA Rev. (Philadelphia Airport System)	5.500%	6/15/2018	(3)	1,350	1,478
Philadelphia PA IDA Rev. (Philadelphia Airport System)	5.500%	7/1/2018	(3)	4,000	4,391
Philadelphia PA Muni. Auth. Rev.	5.250%	11/15/2015	(4)	5,610	6,166
Philadelphia PA Muni. Auth. Rev.	5.250%	11/15/2016	(4)	10,000	10,964
Philadelphia PA Muni. Auth. Rev.	5.250%	11/15/2017	(4)	8,515	9,304
Philadelphia PA Muni. Auth. Rev.	5.250%	11/15/2018	(4)	3,000	3,267
Philadelphia PA Redev. Auth. Rev.	5.500%	4/15/2015	(3)	3,000	3,344
Philadelphia PA Redev. Auth. Rev.	5.500%	4/15/2017	(3)	2,255	2,511
Philadelphia PA Redev. Auth. Rev.	5.500%	4/15/2019	(3)	2,815	3,131
Philadelphia PA Redev. Auth. Rev.	5.500%	4/15/2020	(3)	2,000	2,201
Philadelphia PA Redev. Auth. Rev.	5.500%	4/15/2022	(3)	5,275	5,806
Philadelphia PA School Dist. GO	5.500%	9/1/2005	(2)(Prere.)	1,150	1,181
Philadelphia PA School Dist. GO	5.375%	4/1/2007	(2)(Prere.)	1,490	1,555
Philadelphia PA School Dist. GO	5.250%	4/1/2009	(1)(Prere.)	3,000	3,243
Philadelphia PA School Dist. GO	5.750%	2/1/2011	(4)(Prere.)	7,420	8,405
Philadelphia PA School Dist. GO	5.750%	2/1/2011	(4)(Prere.)	6,415	7,267
Philadelphia PA School Dist. GO	5.250%	2/1/2012	(4)	1,000	1,110
Philadelphia PA School Dist. GO	5.500%	2/1/2012	(4)(Prere.)	1,800	2,037
Philadelphia PA School Dist. GO	5.500%	2/1/2012	(4)(Prere.)	2,500	2,829
Philadelphia PA School Dist. GO	5.500%	2/1/2012	(4)(Prere.)	2,000	2,263
Philadelphia PA School Dist. GO	5.500%	2/1/2012	(4)(Prere.)	6,200	7,017
Philadelphia PA School Dist. GO	5.500%	2/1/2012	(4)(Prere.)	4,520	5,115
Philadelphia PA School Dist. GO	5.500%	2/1/2012	(4)(Prere.)	2,000	2,263
Philadelphia PA School Dist. GO	5.500%	2/1/2012	(4)(Prere.)	1,000	1,132
Philadelphia PA School Dist. GO	5.625%	8/1/2012	(3)(Prere.)	6,500	7,451
Philadelphia PA School Dist. GO	5.625%	8/1/2012	(3)(Prere.)	6,000	6,878
Philadelphia PA School Dist. GO	5.625%	8/1/2012	(3)(Prere.)	1,000	1,146
Philadelphia PA School Dist. GO	5.625%	8/1/2012	(3)(Prere.)	1,000	1,146
Philadelphia PA Water & Waste Water Rev.	7.000%	6/15/2010	(3)	33,865	39,728
Philadelphia PA Water & Waste Water Rev.	7.000%	6/15/2011	(3)	35,685	42,739
Philadelphia PA Water & Waste Water Rev.	6.250%	8/1/2011	(1)	3,750	4,358
Philadelphia PA Water & Waste Water Rev.	5.500%	8/1/2014	(1)	12,900	13,215
Philadelphia PA Water & Waste Water Rev.	5.250%	12/15/2014	(2)	7,100	8,040
Philadelphia PA Water & Waste Water Rev.	5.250%	11/1/2016	(3)	5,040	5,598
Philadelphia PA Water & Waste Water Rev.	5.250%	11/1/2017	(3)	5,460	6,057
Philadelphia PA Water & Waste Water Rev.	5.600%	8/1/2018	(1)	4,995	5,118
Philadelphia PA Water & Waste Water Rev.	5.600%	8/1/2018	(1)(ETM)	925	948
Philadelphia PA Water & Waste Water Rev.	5.375%	11/1/2019	(3)	4,155	4,637
Pine-Richland School Dist. Pennsylvania GO	5.500%	9/1/2006	(4)(Prere.)	3,430	3,540
Pittsburgh PA GO	5.750%	9/1/2009	(3)(Prere.)	4,505	4,925
Pittsburgh PA GO	6.000%	9/1/2009	(3)(Prere.)	4,450	4,909

	Coupon	Maturity Date		Face Amount (000)	Market Value^ (000)

Pittsburgh PA GO	5.500%	9/1/2013	(2)	$10,965	$12,175
Pittsburgh PA GO	5.125%	9/1/2014	(3)	8,435	8,873
Pittsburgh PA GO	5.500%	9/1/2014	(2)	12,000	13,358
Pittsburgh PA GO	5.125%	9/1/2015	(3)	6,395	6,683
Pittsburgh PA GO	5.500%	9/1/2015	(2)	4,140	4,581
Pittsburgh PA GO	5.250%	9/1/2017	(3)	4,980	5,236
Pittsburgh PA School Dist. GO	5.250%	3/1/2008	(3)(Prere.)	7,000	7,428
Pittsburgh PA School Dist. GO	5.250%	3/1/2008	(3)(Prere.)	5,200	5,518
Pittsburgh PA School Dist. GO	5.350%	3/1/2008	(3)(Prere.)	3,510	3,734
Pittsburgh PA School Dist. GO	0.000%	8/1/2009	(2)	4,000	3,500
Pittsburgh PA School Dist. GO	5.500%	9/1/2009	(4)(Prere.)	2,680	2,942
Pittsburgh PA School Dist. GO	5.500%	9/1/2009	(4)(Prere.)	2,985	3,276
Pittsburgh PA School Dist. GO	5.375%	9/1/2014	(4)	1,755	1,994
Pittsburgh PA School Dist. GO	5.500%	9/1/2016	(4)	4,000	4,645
Pittsburgh PA School Dist. GO	5.500%	9/1/2018	(4)	2,880	3,369
Pittsburgh PA Water & Sewer Auth. Rev.	7.250%	9/1/2014	(3)(ETM)*	25,210	29,845
Pittsburgh PA Water & Sewer Auth. Rev.	0.000%	9/1/2027	(3)	12,765	4,472
Pittsburgh PA Water & Sewer Auth. Rev.	0.000%	9/1/2028	(3)	8,965	2,976
Pittsburgh PA Water & Sewer Auth. Rev.	0.000%	9/1/2029	(3)	31,755	10,029
Reading PA School Dist. GO	0.000%	1/15/2015	(3)	9,260	5,889
Reading PA School Dist. GO	0.000%	1/15/2016	(3)	9,270	5,555
Sayre PA Health Care Fac. Auth. Rev.
(Guthrie Health Care System)	6.250%	12/1/2013		2,000	2,255
Sayre PA Health Care Fac. Auth. Rev.
(Guthrie Health Care System)	6.250%	12/1/2014		1,925	2,162
Sayre PA Health Care Fac. Auth. Rev.
(Guthrie Health Care System)	6.250%	12/1/2015		2,045	2,301
Sayre PA Health Care Fac. Auth. Rev.
(Guthrie Health Care System)	6.250%	12/1/2016		3,225	3,619
Sayre PA Health Care Fac. Auth. Rev.
(Guthrie Health Care System)	6.250%	12/1/2017		6,640	7,434
Sayre PA Health Care Fac. Auth. Rev.
(Guthrie Health Care System)	6.250%	12/1/2018		2,500	2,795
Sayre PA Health Care Fac. Auth. Rev.
(Guthrie Health Care System)	5.750%	12/1/2021		3,000	3,246
Sayre PA Health Care Fac. Auth. Rev.
(Guthrie Health Care System)	5.875%	12/1/2031		12,500	13,429
Sayre PA Health Care Fac. Auth. Rev. (VHA of
Pennsylvania, Pooled Capital Asset Financial Program)	2.980%	6/7/2005	(2)	300	300
Sayre PA Health Care Fac. Auth. Rev. (VHA of
Pennsylvania, Pooled Capital Asset Financial Program)	3.000%	6/7/2005	(2)	1,000	1,000
Sayre PA Health Care Fac. Auth. Rev. (VHA of
Pennsylvania, Pooled Capital Asset Financial Program)	3.000%	6/7/2005	(2)	700	700
Scranton-Lackawanna PA Health & Welfare Auth. Rev.
(Mercy Health System)	5.625%	1/1/2016	(1)	5,490	5,789
Scranton-Lackawanna PA Health & Welfare Auth. Rev.
(Mercy Health System)	5.700%	1/1/2023	(1)	9,205	9,712
South Fork PA Hosp. Auth. Rev. (Conemaugh Valley Hosp.)	5.625%	7/1/2010	(6)	2,300	2,447
South Fork PA Hosp. Auth. Rev. (Conemaugh Valley Hosp.)	5.750%	7/1/2018	(6)	7,000	8,207
Southeastern Pennsylvania Transp. Auth. Rev.	5.450%	3/1/2011	(3)	3,730	3,952
Southeastern Pennsylvania Transp. Auth. Rev.	5.375%	3/1/2017	(3)	2,500	2,642

Pennsylvania Long-Term Tax-Exempt Fund	Coupon	Maturity Date		Face Amount (000)	Market Value^ (000)

Southeastern Pennsylvania Transp. Auth. Rev.	5.375%	3/1/2022	(3)	$15,825	$16,669
St. Mary's Hosp. Auth. Bucks County PA Rev.
(Catholic Health Initiatives)	5.375%	6/1/2008	(Prere.)	2,525	2,718
St. Mary's Hosp. Auth. Bucks County PA Rev.
(Catholic Health Initiatives)	5.375%	6/1/2008	(Prere.)	2,340	2,519
Uniontown PA Area School Dist. GO	5.500%	10/1/2012	(4)(Prere.)	9,950	11,351
Univ. Area Pennsylvania Joint Auth. Sewer Rev.	5.000%	11/1/2012	(1)	1,505	1,643
Univ. Area Pennsylvania Joint Auth. Sewer Rev.	5.000%	11/1/2013	(1)	1,580	1,722
Univ. Area Pennsylvania Joint Auth. Sewer Rev.	5.000%	11/1/2014	(1)	1,655	1,804
Univ. of Pittsburgh PA Rev.	5.500%	6/1/2010	(1)	5,285	5,632
Univ. of Pittsburgh PA Rev.	5.500%	6/1/2014	(1)	11,780	12,554
Univ. of Pittsburgh of the Commonwealth System of
Higher Educ. Pennsylvania (Univ. Capital Project)	3.030%	6/7/2005		1,800	1,800
Univ. of Pittsburgh of the Commonwealth System of
Higher Educ. Pennsylvania (Univ. Capital Project)	5.250%	6/1/2017	(3)	6,995	7,412
Upper Darby PA School Dist. GO	5.000%	5/1/2019	(2)	5,970	6,306
Warwick PA School Dist. GO	5.375%	8/15/2011	(3)(Prere.)	2,435	2,726
Warwick PA School Dist. GO	5.375%	8/15/2011	(3)(Prere.)	2,570	2,877
Washington County PA Hosp. Auth. Rev.
(Washington Hosp.)	5.250%	7/1/2010	(2)	1,750	1,892
Washington County PA Hosp. Auth. Rev.
(Washington Hosp.)	5.125%	7/1/2011	(2)(ETM)	330	363
Washington County PA Hosp. Auth. Rev.
(Washington Hosp.)	5.125%	7/1/2011	(2)	1,510	1,636
Washington County PA Hosp. Auth. Rev.
(Washington Hosp.)	5.125%	7/1/2012	(2)	1,935	2,128
Washington County PA Hosp. Auth. Rev.
(Washington Hosp.)	5.250%	7/1/2013	(2)	2,035	2,266
Washington County PA Hosp. Auth. Rev.
(Washington Hosp.)	5.375%	7/1/2014	(2)	1,640	1,850
Washington County PA Hosp. Auth. Rev.
(Washington Hosp.)	5.375%	7/1/2015	(2)	2,250	2,532
Washington County PA Hosp. Auth. Rev.
(Washington Hosp.)	5.500%	7/1/2016	(2)	2,375	2,717
West Cornwall Township PA Muni. Auth. College Rev.
(Elizabethtown College)	6.000%	12/15/2022		2,650	2,825
West Cornwall Township PA Muni. Auth. College Rev.
(Elizabethtown College)	6.000%	12/15/2027		2,000	2,116
West Jefferson Hills PA School Dist. GO	5.200%	8/1/2017	(4)	1,955	2,135
West Jefferson Hills PA School Dist. GO	5.200%	8/1/2018	(4)	2,060	2,248
Westmoreland County PA Muni. Auth. Rev.	6.125%	7/1/2017	(1)(ETM)	8,205	9,760
Westmoreland County PA Muni. Auth. Service Water Rev.	0.000%	8/15/2015	(3)	5,000	3,316
Westmoreland County PA Muni. Auth. Service Water Rev.	0.000%	8/15/2023	(1)	5,000	2,189
Westmoreland County PA Muni. Auth. Service Water Rev.	0.000%	8/15/2024	(3)	4,000	1,659
York County PA Hosp. Auth. Rev. (York Hosp.)	5.250%	7/1/2007	(2)(Prere.)	3,500	3,667
York County PA Hosp. Auth. Rev. (York Hosp.)	5.250%	7/1/2007	(2)(Prere.)	8,675	9,044
York County PA Solid Waste & Refuse Auth. Rev.	5.500%	12/1/2013	(3)	6,750	7,722
York County PA Solid Waste & Refuse Auth. Rev.	5.500%	12/1/2014	(3)	4,050	4,666
Outside Pennsylvania:
Puerto Rico Electric Power Auth. Rev.	5.500%	7/1/2020		5,300	6,128
Puerto Rico Electric Power Auth. Rev.	5.250%	7/1/2021	(1)	5,000	5,827

	Coupon	Maturity Date		Face Amount (000)	Market Value^ (000)

Puerto Rico Electric Power Auth. Rev.	5.250%	7/1/2023	(1)	$15,500	$18,130
Puerto Rico Electric Power Auth. Rev.	5.000%	7/1/2024	(1)	12,710	13,811
Puerto Rico Electric Power Auth. Rev.	5.000%	7/1/2025	(1)	5,680	6,152
Puerto Rico Electric Power Auth. Rev.	5.000%	7/1/2030	(4)	10,900	11,712
Puerto Rico GO	5.500%	7/1/2018	(1)	10,000	11,842
Puerto Rico GO	5.500%	7/1/2020	(3)	6,000	7,163
Puerto Rico GO	5.500%	7/1/2022	(3)	8,960	10,723
Puerto Rico GO	5.500%	7/1/2029	(1)	10,000	12,060
Puerto Rico Govt. Dev. Bank VRDO	2.850%	6/7/2005	(1)	5,000	5,000
Puerto Rico Highway & Transp. Auth. Rev.	5.500%	7/1/2019	(1)	17,000	20,190
Puerto Rico Highway & Transp. Auth. Rev.	5.500%	7/1/2020	(1)	14,610	17,441
Puerto Rico Highway & Transp. Auth. Rev.	5.500%	7/1/2020	(4)	14,155	16,898
Puerto Rico Highway & Transp. Auth. Rev. VRDO	2.900%	6/7/2005	(2)	9,400	9,401
Puerto Rico Public Buildings Auth. Govt. Fac. Rev.	5.750%	7/1/2022		5,000	5,918
Puerto Rico Public Buildings Auth. Govt. Fac. Rev. PUT	5.000%	7/1/2012	(2)	15,000	16,479
Puerto Rico Public Finance Corp.	6.000%	8/1/2026		5,000	6,141
Virgin Islands Public Finance Auth. Rev.	5.000%	10/1/2012		2,000	2,156
Virgin Islands Public Finance Auth. Rev.	5.250%	10/1/2020		1,750	1,893

TOTAL MUNICIPAL BONDS
(Cost $2,125,215)					2,281,872

OTHER ASSETS AND LIABILITIES (1.3%)

Other Assets—Note B					36,241
Liabilities					(7,249)

					28,992

NET ASSETS (100%)					$2,310,864

^	See Note A in Notes to Financial Statements.
*	Securities with a value of $5,919,000 have been segregated as initial margin for open futures contracts.
For key to abbreviations and other references, see page 32.

Pennsylvania Long-Term Tax-Exempt Fund	Amount (000)

AT MAY 31, 2005, NET ASSETS CONSISTED OF:

Paid-in Capital	$2,152,179
Undistributed Net Investment Income	—
Accumulated Net Realized Gains	1,859
Unrealized Appreciation
Investment Securities	156,657
Futures Contracts	169

NET ASSETS	$2,310,864

Investor Shares—Net Assets
Applicable to 119,098,882 outstanding $.001
par value shares of beneficial interest (unlimited authorization)	$1,381,500

NET ASSET VALUE PER SHARE—INVESTOR SHARES	$11.60

Admiral Shares—Net Assets
Applicable to 80,119,744 outstanding $.001
par value shares of beneficial interest (unlimited authorization)	$929,364

NET ASSET VALUE PER SHARE—ADMIRAL SHARES	$11.60

See Note C in Notes to Financial Statements for the tax-basis components of net assets

KEY TO ABBREVIATIONS
ARS—Auction Rate Security.	Scheduled principal and interest payments are guaranteed by:
BAN—Bond Anticipation Note.	(1) MBIA (Municipal Bond Insurance Association).
COP—Certificate of Participation.	(2) AMBAC (Ambac Assurance Corporation).
CP—Commercial Paper.	(3) FGIC (Financial Guaranty Insurance Company).
FR—Floating Rate.	(4) FSA (Financial Security Assurance).
GAN—Grant Anticipation Note.	(5) BIGI (Bond Investors Guaranty Insurance).
GO—General Obligation Bond.	(6) Connie Lee Inc.
IDA—Industrial Development Authority Bond.	(7) FHA (Federal Housing Authority).
IDR—Industrial Development Revenue Bond.	(8) CapMAC (Capital Markets Assurance Corporation).
PCR—Pollution Control Revenue Bond.	(9) American Capital Access Financial Guaranty Corporation.
PUT—Put Option Obligation.	(10) XL Capital Assurance Inc.
RAN—Revenue Anticipation Note.	(11) CIFG (CDC IXIS Financial Guaranty).
TAN—Tax Anticipation Note.	The insurance does not guarantee the market value of the
TOB—Tender Option Bond.	municipal bonds.
TRAN—Tax Revenue Anticipation Note.
UFSD—Union Free School District.	LOC—Scheduled principal and interest payments are guaranteed
USD—United School District.	by bank letter of credit.
VRDO—Variable Rate Demand Obligation.
(ETM)—Escrowed to Maturity.
(Prere.)—Prerefunded.

STATEMENT OF OPERATIONS

This Statement shows interest income earned by each fund during the reporting period, and details the operating expenses charged to each class of its shares. These expenses directly reduce the amount of investment income available to pay to shareholders as tax-exempt income dividends. This Statement also shows any Net Gain (Loss) realized on the sale of investments, and the increase or decrease in the Unrealized Appreciation (Depreciation) of investments during the period. For money market funds, Realized Net Gain (Loss) should always be minimal, and Unrealized Appreciation (Depreciation) should be zero.

	Pennsylvania Tax-Exempt Money Market Fund	Pennsylvania Long-Term Tax-Exempt Fund
	Six Months Ended May 31, 2005
	(000)	(000)

INVESTMENT INCOME
Income
Interest	$28,055	$53,580

Total Income	28,055	53,580

Expenses
The Vanguard Group—Note B
Investment Advisory Services	148	127
Management and Administrative
Investor Shares	1,293	920
Admiral Shares	—	265
Marketing and Distribution
Investor Shares	246	97
Admiral Shares	—	49
Custodian Fees	5	8
Shareholders' Reports
Investor Shares	11	10
Admiral Shares	—	1
Trustees' Fees and Expenses	2	2

Total Expenses	1,705	1,479

NET INVESTMENT INCOME	26,350	52,101

REALIZED NET GAIN (LOSS)
Investment Securities Sold	24	4,559
Futures Contracts	—	(2,442)

REALIZED NET GAIN (LOSS)	24	2,117

CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)
Investment Securities	—	19,554
Futures Contracts	—	1,895

CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	—	21,449

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$26,374	$75,667

STATEMENT OF CHANGES IN NET ASSETS

This Statement shows how each fund’s total net assets changed during the two most recent reporting periods. The Operations section summarizes information detailed in the Statement of Operations. Because the fund distributes its income to shareholders each day, the amounts of Distributions—Net Investment Income generally equal the net income earned as shown under the Operations section. The amounts of Distributions—Realized Capital Gain may not match the capital gains shown in the Operations section, because distributions are determined on a tax basis and may be made in a period different from the one in which the gains were realized on the financial statements. The Capital Share Transactions section shows the net amount shareholders invested in or redeemed from the fund. Distributions and Capital Share Transactions are shown separately for each class of shares.

	Pennsylvania Tax-Exempt Money Market Fund		Pennsylvania Long-Term Tax-Exempt Fund
	Six Months Ended May 31, 2005 (000)	Year Ended Nov. 30, 2004 (000)	Six Months Ended May 31, 2005 (000)	Year Ended Nov. 30, 2004 (000)

INCREASE (DECREASE) IN NET ASSETS
Operations
Net Investment Income	$26,350	$26,760	$52,101	$105,529
Realized Net Gain (Loss)	24	88	2,117	11,394
Change in Unrealized Appreciation (Depreciation)	—	—	21,449	(43,249)

Net Increase (Decrease) in Net Assets
Resulting from Operations	26,374	26,848	75,667	73,674

Distributions
Net Investment Income
Investor Shares	(26,350)	(26,760)	(32,527)	(67,235)
Admiral Shares	—	—	(19,574)	(38,294)
Realized Capital Gain*
Investor Shares	—	—	(5,631)	(8,016)
Admiral Shares	—	—	(3,239)	(4,499)

Total Distributions	(26,350)	(26,760)	(60,971)	(118,044)

Capital Share Transactions—Note E
Investor Shares	172,568	144,060	(71,393)	(50,366)
Admiral Shares	—	—	96,144	(6,792)

Net Increase (Decrease) from
Capital Share Transactions	172,568	144,060	24,751	(57,158)

Total Increase (Decrease)	172,592	144,148	39,447	(101,528)

Net Assets
Beginning of Period	2,658,510	2,514,362	2,271,417	2,372,945

End of Period	$2,831,102	$2,658,510	$2,310,864	$2,271,417

*	Includes fiscal 2005 and 2004 short-term gain distributions by the Pennsylvania Long-Term Tax-Exempt Fund totaling $0 and $2,922,000, respectively. Short-term gain distributions are treated as ordinary income dividends for tax purposes.

FINANCIAL HIGHLIGHTS

This table summarizes each fund’s investment results and distributions to shareholders on a per-share basis for each class of shares. It also presents the Total Return and shows net investment income and expenses as percentages of average net assets. These data will help you assess: the variability of the fund’s net income and total returns from year to year; the relative contributions of net income and capital gains to the fund’s total return; how much it costs to operate the fund; and the extent to which the fund tends to distribute capital gains. The table also shows the Portfolio Turnover Rate, a measure of trading activity. A turnover rate of 100% means that the average security is held in the fund for one year. Money market funds are not required to report a Portfolio Turnover Rate.

Pennsylvania Tax-Exempt Money Market Fund
	Six Months Ended May 31,	Year Ended November 30,
For a Share Outstanding Throughout Each Period	2005	2004	2003	2002	2001	2000

Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Investment Operations
Net Investment Income	.010	.010	.009	.013	.028	.038
Net Realized and Unrealized Gain (Loss) on Investments	—	—	—	—	—	—

Total from Investment Operations	.010	.010	.009	.013	.028	.038

Distributions
Dividends from Net Investment Income	(.010)	(.010)	(.009)	(.013)	(.028)	(.038)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.010)	(.010)	(.009)	(.013)	(.028)	(.038)

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return	0.98%	1.05%	0.91%	1.32%	2.89%	3.91%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,831	$2,659	$2,514	$2,448	$2,427	$2,127
Ratio of Total Expenses to Average Net Assets	0.13%*	0.13%	0.17%	0.17%	0.18%	0.18%
Ratio of Net Investment Income to Average Net Assets	1.96%*	1.04%	0.90%	1.32%	2.82%	3.83%

*Annualized

FINANCIAL HIGHLIGHTS (CONTINUED)

Pennsylvania Long-Term Tax-Exempt Fund Investor Shares
Six Months Ended May 31,		Year Ended November 30,
For a Share Outstanding Throughout Each Period	2005	2004	2003	2002	2001	2000

Net Asset Value, Beginning of Period	$11.53	$11.74	$11.49	$11.36	$10.98	$10.65

Investment Operations
Net Investment Income	.261	.528	.516	.550	.570	.584
Net Realized and Unrealized Gain (Loss) on Investments	.115	(.148)	.307	.170	.380	.330

Total from Investment Operations	.376	.380	.823	.720	.950	.914

Distributions
Dividends from Net Investment Income	(.261)	(.528)	(.516)	(.550)	(.570)	(.584)
Distributions from Realized Capital Gains	(.045)	(.062)	(.057)	(.040)	—	—

Total Distributions	(.306)	(.590)	(.573)	(.590)	(.570)	(.584)

Net Asset Value, End of Period	$11.60	$11.53	$11.74	$11.49	$11.36	$10.98

Total Return	3.30%	3.32%	7.30%	6.49%	8.79%	8.86%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,382	$1,444	$1,523	$1,598	$1,543	$1,922
Ratio of Total Expenses to Average Net Assets	0.16%*	0.14%	0.17%	0.18%	0.20%	0.19%
Ratio of Net Investment Income to Average Net Assets	4.53%*	4.54%	4.42%	4.81%	5.04%	5.45%
Portfolio Turnover Rate	13%*	12%	11%	15%	13%	11%

*Annualized

Pennsylvania Long-Term Tax-Exempt Fund Admiral Shares
Six Months Ended May 31,		Year Ended November 30,			May 14* to Nov. 30,
For a Share Outstanding Throughout Each Period	2005	2004	2003	2002	2001

Net Asset Value, Beginning of Period	$11.53	$11.74	$11.49	$11.36	$11.18

Investment Operations
Net Investment Income	.265	.534	.523	.556	.312
Net Realized and Unrealized Gain (Loss) on Investments	.115	(.148)	.307	.170	.180

Total from Investment Operations	.380	.386	.830	.726	.492

Distributions
Dividends from Net Investment Income	(.265)	(.534)	(.523)	(.556)	(.312)
Distributions from Realized Capital Gains	(.045)	(.062)	(.057)	(.040).	—

Total Distributions	(.310)	(.596)	(.580)	(.596)	(.312)

Net Asset Value, End of Period	$11.60	$11.53	$11.74	$11.49	$11.36

Total Return	3.34%	3.37%	7.36%	6.54%	4.43%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$929	$828	$850	$827	$729
Ratio of Total Expenses to Average Net Assets	0.09%**	0.09%	0.11%	0.12%	0.15%**
Ratio of Net Investment Income to Average Net Assets	4.60%**	4.60%	4.48%	4.86%	4.98%**
Portfolio Turnover Rate	13%**	12%	11%	15%	13%

*Inception
**Annualized

NOTES TO FINANCIAL STATEMENTS

Vanguard Pennsylvania Tax-Exempt Funds comprise the Pennsylvania Tax-Exempt Money Market Fund and Pennsylvania Long-Term Tax-Exempt Fund, each of which is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. Each fund invests in debt instruments of municipal issuers whose ability to meet their obligations may be affected by economic and political developments in the Commonwealth of Pennsylvania.

The Long-Term Tax-Exempt Fund offers two classes of shares, Investor Shares and Admiral Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Admiral Shares are designed for investors who meet certain administrative, servicing, tenure, and account-size criteria. The Tax-Exempt Money Market Fund offers only Investor Shares.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The funds consistently follow such policies in preparing their financial statements.

1.	Security Valuation: Tax-Exempt Money Market Fund: Investment securities are valued at amortized cost, which approximates market value. Long-Term Tax-Exempt Fund: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the funds’ pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

2.	Futures Contracts: The Long-Term Tax-Exempt Fund may use Municipal Bond Index, U.S. Treasury Bond, and U.S. Treasury Note futures contracts, with the objectives of enhancing returns, managing interest rate risk, maintaining liquidity, diversifying credit risk, and minimizing transaction costs. The fund may purchase or sell futures contracts instead of bonds to take advantage of pricing differentials between the futures contracts and the underlying bonds. The fund may also seek to take advantage of price differences among bond market sectors by simultaneously buying futures (or bonds) of one market sector and selling futures (or bonds) of another sector. Futures contracts may also be used to simulate a fully invested position in the underlying bonds while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

3.	Federal Income Taxes: Each fund intends to continue to qualify as a regulated investment company and distribute all of its income. Accordingly, no provision for federal income taxes is required in the financial statements.

4.	Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date.

5.	Other: Interest income is accrued daily. Premiums and discounts are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to each fund under methods approved by the board of trustees. Each fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At May 31, 2005, the funds had contributed capital to Vanguard (included in Other Assets) of:

Pennsylvania Tax-Exempt Fund	Capital Contribution to Vanguard (000)	Percentage of Fund Net Assets	Percentage of Vanguard's Capitalization

Money Market	$350	0.01%	0.35%
Long-Term	294	0.01	0.29

The funds’ trustees and officers are also directors and officers of Vanguard.

C. Capital gain distributions are determined on a tax basis and may differ from realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when gains or losses are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year.

The Long-Term Tax-Exempt Fund had realized losses totaling $1,979,000 through November 30, 2004, which are deferred for tax purposes and reduce the amount of unrealized appreciation on investment securities for tax purposes.

At May 31, 2005, net unrealized appreciation of Long-Term Tax-Exempt Fund investment securities for tax purposes was $154,678,000, consisting of unrealized gains of 154,947,000 on securities that had risen in value since their purchase and $269,000 in unrealized losses on securities that had fallen in value since their purchase.

At May 31, 2005, the aggregate settlement value of open futures contracts expiring through September 2005 and the related unrealized appreciation (depreciation) were:

		(000)
Pennsylvania Tax-Exempt Fund/ Futures Contracts	Number of Long Contracts	Aggregate Settlement Value	Unrealized Appreciation (Depreciation)

Long-Term/10-Year U.S. Treasury Note	275	31,148	169

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. During the six months ended May 31, 2005, the Long-Term Tax-Exempt Fund purchased $161,924,000 of investment securities and sold $146,610,000 of investment securities, other than temporary cash investments.

E. Capital share transactions for each class of shares were:

	Six Months Ended May 31, 2005		Year Ended November 30, 2004
Pennsylvania Tax-Exempt Fund	Amount (000)	Shares (000)	Amount (000)	Shares (000)

Money Market
Issued	$1,394,480	1,394,480	$2,197,470	2,197,470
Issued in Lieu of Cash Distributions	25,017	25,017	25,304	25,304
Redeemed	(1,246,929)	(1,246,929)	(2,078,714)	(2,078,714)

Net Increase (Decrease)	172,568	172,568	144,060	144,060

Long-Term
Investor Shares
Issued	$108,508	9,375	$200,135	17,190
Issued in Lieu of Cash Distributions	27,958	2,418	54,672	4,707
Redeemed	(207,859)	(17,975)	(305,173)	(26,327)

Net Increase (Decrease)—Investor Shares	(71,393)	(6,182)	(50,366)	(4,430)

Admiral Shares
Issued	135,927	11,760	138,334	11,907
Issued in Lieu of Cash Distributions	15,363	1,329	28,357	2,441
Redeemed	(55,146)	(4,767)	(173,483)	(14,984)

Net Increase (Decrease)—Admiral Shares	96,144	8,322	(6,792)	(636)

ABOUT YOUR FUND’S EXPENSES

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund. A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period. The table below illustrates your fund’s costs in two ways:

•	Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

Six Months Ended May 31, 2005
Pennsylvania Tax-Exempt Fund	Beginning Account Value 11/30/2004	Ending Account Value 5/31/2005	Expenses Paid During Period*

Based on Actual Fund Return
Money Market	$1,000.00	$1,009.78	$0.65
Long-Term
Investor Shares	1,000.00	1,033.03	0.81
Admiral Shares	1,000.00	1,033.38	0.46

Based on Hypothetical 5% Yearly Return
Money Market	$1,000.00	$1,024.28	$0.66
Long-Term
Investor Shares	1,000.00	1,024.13	0.81
Admiral Shares	1,000.00	1,024.48	0.45

*	The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratios for that period are: for the Pennsylvania Tax-Exempt Money Market Fund, 0.13%; for the Pennsylvania Long-Term Tax-Exempt Fund, 0.16% for Investor Shares and 0.09% for Admiral Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

•	Based on hypothetical 5% yearly return. This section is intended to help you compare your fund’s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs or account maintenance fees. They do not include your fund’s low-balance fee, which is described in the prospectus. If this fee were applied to your account, your costs would be higher. Your fund does not charge transaction fees, such as purchase or redemption fees, nor does it carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to the appropriate fund prospectus.

TRUSTEES RENEW ADVISORY ARRANGEMENT

The board of trustees of the Vanguard Pennsylvania Tax-Exempt Funds has renewed the funds’ investment advisory arrangement with The Vanguard Group, Inc. Vanguard—through its Fixed Income Group—serves as the investment advisor for each of the funds. The board determined that continuing the funds’ internalized management structure was in the best interests of the funds and their shareholders.

The board based its decision upon its most recent evaluation of the advisor’s investment staff, portfolio management process, and performance. The trustees considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.

NATURE, EXTENT, AND QUALITY OF SERVICES

The board considered the quality of the funds’ investment management over both short- and long-term periods, and took into account the organizational depth and stability of the advisor. Vanguard has been managing investments for more than two decades. George U. Sauter, Vanguard managing director and chief investment officer, has been in the investment management business since 1985 and oversees more than $580 billion in assets (stocks and bonds). Robert F. Auwaerter, principal in charge of the Fixed Income Group, has been in the investment management business since 1978. The Fixed Income Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.

The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.

INVESTMENT PERFORMANCE

The board considered the short- and long-term performance of the funds, including any periods of outperformance or underperformance of relevant benchmarks and peer groups. The board noted that the funds have performed in line with expectations, and that their results have been consistent with their investment strategies. Information about the funds’ performance, including some of the data considered by the board, can be found in the “Performance Summaries” section of this report.

COST

The funds’ expense ratios were far below the average expense ratios charged by funds in the respective peer groups. Each fund’s advisory expense ratio was also well below its peer-group average. Information about the funds’ expense ratios appears in the “About Your Fund’s Expenses” section of this report as well as in the “Financial Statements” section. The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique “at-cost” structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees, and produces “profits” only in the form of reduced expenses for fund shareholders.

THE BENEFIT OF ECONOMIES OF SCALE

The board of trustees concluded that the Vanguard Pennsylvania Tax-Exempt Funds’ low-cost arrangement with Vanguard ensures that the funds will realize economies of scale as they grow, with the cost to shareholders declining as fund assets increase.

The board will consider whether to renew the advisory arrangement again after a one-year period.

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THE PEOPLE WHO GOVERN YOUR FUND

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard's board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals.

Our independent board members bring distinguished backgrounds in business, academia, and public service to their task of working with Vanguard officers to establish the policies and oversee the activities of the funds. Among board members’ responsibilities are

Name (Year of Birth) Trustee/Officer Since	Position(s) Held with Fund (Number of Vanguard Funds Overseen by Trustee/Officer)	Principal Occupation(s) During the Past Five Years
John J. Brennan* (1954) May 1987	Chairman of the Board, Chief Executive Officer, and Trustee (132)	Chairman of the Board,Chief Executive Officer, and Director/Trustee of The Vanguard Group, Inc., and of each of the investment companies served by The Vanguard Group.

INDEPENDENT TRUSTEES
Charles D. Ellis (1937) January 2001	Trustee (132)	The Partners of `63 (pro bono ventures in education); Senior Advisor to Greenwich Associates (international business strategy consulting); Successor Trustee of Yale University; Overseer of the Stern School of Business at New York University; Trustee of the Whitehead Institute for Biomedical Research.

Rajiv L. Gupta (1945) December 2001**	Trustee (132)	Chairman and Chief Executive Officer of Rohm and Haas Co. (chemicals); Board Member of the American Chemistry Council; Director of Tyco International, Ltd. (diversified manufacturing and services) (since 2005);Trustee of Drexel University and of the Chemical Heritage Foundation.

JoAnn Heffernan Heisen (1950) July 1998	Trustee (132)	Vice President, Chief Information Officer, and Member of the Executive Committee of Johnson & Johnson (pharmaceuticals/consumer products); Director of the University Medical Center at Princeton and Women's Research and Education Institute.

Burton G. Malkiel (1932) May 1977	Trustee (129)	Chemical Bank Chairman's Professor of Economics, Princeton University; Director of Vanguard Investment Series plc (Irish investment fund) (since November 2001), Vanguard Group (Ireland) Limited (investment management) (since November 2001), BKF Capital (investment management), The Jeffrey Co. (holding company), and CareGain, Inc. (health care management).

André F. Perold (1952) December 2004	Trustee (132)	George Gund Professor of Finance and Banking, Harvard Business School (since 2000); Senior Associate Dean, Director of Faculty Recruiting, and Chair of Finance Faculty, Harvard Business School; Director and Chairman of UNX, Inc. (equities trading firm) (since 2003); Director of registered investment companies advised by Merrill Lynch Investment Managers and affiliates (1985–2004), Genbel Securities Limited (South African financial services firm) (1999–2003), Gensec Bank (1999–2003), Sanlam Investment Management (1999–2001), Sanlam, Ltd. (South African insurance company) (2001–2003), Stockback, Inc. (credit card firm) (2000–2002), and Bulldogresearch.com (investment research) (1999–2001); and Trustee of Commonfund (investment management) (1989–2001).

selecting investment advisors for the funds; monitoring fund operations, performance, and costs; reviewing contracts; nominating and selecting new trustees/directors; and electing Vanguard officers.

Each trustee serves a fund until its termination; or until the trustee’s retirement, resignation, or death; or otherwise as specified in the fund’s organizational documents. Any trustee may be removed at a shareholders’ meeting by a vote representing two-thirds of the net asset value of all shares of the fund together with shares of other Vanguard funds organized within the same trust. The table on these two pages shows information for each trustee and executive officer of the fund. The mailing address of the trustees and officers is P.O. Box 876, Valley Forge, PA 19482.

Name (Year of Birth) Trustee/Officer Since	Position(s) Held with Fund (Number of Vanguard Funds Overseen by Trustee/Officer)	Principal Occupation(s) During the Past Five Years
Alfred M. Rankin, Jr. (1941) January 1993	Trustee (132)	Chairman, President, Chief Executive Officer, and Director of NACCO
Industries, Inc. (forklift trucks/housewares/lignite); Director of Goodrich Corporation (industrial products/aircraft systems and services); Director of Standard Products Company (supplier for the automotive industry) until 1998.

J. Lawrence Wilson (1936) April 1985	Trustee (132)	Retired Chairman and Chief Executive Officer of Rohm and Haas Co. (chemicals); Director of Cummins Inc. (diesel engines), MeadWestvaco Corp. (packaging products), and AmerisourceBergen Corp. (pharmaceutical distribution); Trustee of Vanderbilt University and of Culver Educational Foundation.

EXECUTIVE OFFICERS*
R. Gregory Barton (1951) June 2001	Secretary (132)	Managing Director and General Counsel of The Vanguard Group, Inc.; Secretary of The Vanguard Group, Inc. and of each of the investment companies served by The Vanguard Group since June 2001.

Thomas J. Higgins (1957) July 1998	Treasurer (132)	Principal of The Vanguard Group, Inc.; Treasurer of each of the investment companies served by The Vanguard Group.

*	Officers of the funds are “interested persons” as defined in the Investment Company Act of 1940.
**	December 2002 for Vanguard Equity Income Fund, Vanguard Growth Equity Fund, the Vanguard Municipal Bond Funds, and the Vanguard State Tax-Exempt Funds.

More information about the trustees is in the Statement of Additional Information, available from The Vanguard Group.

VANGUARD SENIOR MANAGEMENT TEAM
Mortimer J. Buckley, Information Technology. James H. Gately, Investment Programs and Services. Kathleen C. Gubanich, Human Resources. F. William McNabb, III, Client Relationship Group.	Michael S. Miller, Planning and Development. Ralph K. Packard, Finance. George U. Sauter, Chief Investment Officer.

John C. Bogle, Founder; Chairman and Chief Executive Officer, 1974-1996.

Post Office Box 2600 Valley Forge, PA 19482-2600

Vanguard, The Vanguard Group, Vanguard.com, Admiral, PlainTalk, and the ship logo are trademarks of The Vanguard Group, Inc.

All other marks are the exclusive property of their respective owners.

All comparative mutual fund data are from Lipper Inc. or Morningstar, Inc., unless otherwise noted.

For More Information
This report is intended for the funds' shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current fund prospectus. To receive a free copy of the prospectus or the Statement of Additional Information, or to request additional information about the funds or other Vanguard funds, please contact us at one of the adjacent telephone numbers or by e-mail through Vanguard.com. Prospectuses may also be viewed online.

You can obtain a free copy of Vanguard's proxy voting guidelines by visiting our website, www.vanguard.com, and searching for "proxy voting guidelines," or by calling Vanguard at 800-662-2739. They are also available from the SEC's website, www.sec.gov. In addition, you may obtain a free report on how the fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either www.vanguard.com or www.sec.gov.

You can review and copy information about your fund at the SEC's Public Reference Room in Washington, D.C. To find out more about this public service, call the SEC at 202-942-8090. Information about your fund is also available on the SEC's website, and you can receive copies of this information, for a fee, by sending a request in either of two ways: via e-mail addressed to publicinfo@sec.gov or via regular mail addressed to the Public Reference Section, Securities and Exchange Commission, Washington, DC 20549-0102.	World Wide Web
www.vanguard.com

Fund Information
800-662-7447

Direct Investor
Account Services
800-662-2739

Institutional Investor
Services
800-523-1036

Text Telephone
800-952-3335

© 2005 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing
Corporation, Distributor.

Q772 072005

Item 2: Not Applicable

Item 3: Not Applicable

Item 4: Not Applicable

Item 5: Not applicable.

Item 6: Not applicable.

Item 7: Not applicable.

Item 8: Not applicable.

Item 9: Not applicable.

Item 10: Not applicable.

Item 11: Controls and Procedures

        (a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant's Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

        (b) Internal Control Over Financial Reporting. There were no significant changes in Registrant’s Internal Control Over Financial Reporting or in other factors that could significantly affect this control subsequent to the date of the evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12: Exhibits.

        Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD PENNSYLVANIA TAX-FREE FUNDS
BY:	(signature)
(HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	July 14, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD PENNSYLVANIA TAX-FREE FUNDS
BY:	(signature)
(HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	July 14, 2005

VANGUARD PENNSYLVANIA TAX-FREE FUNDS
BY:	(signature)
(HEIDI STAM) THOMAS J. HIGGINS* TREASURER

Date:	July 14, 2005

*By Power of Attorney. See File Number 002-14336, filed on December 20, 2004.
Incorporated by Reference.